Registration No. 33-06547/811-4717

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /

                       Post-Effective Amendment No. 25 /X/
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 26 /X/
                        (Check appropriate box or boxes.)

                          SAFECO Resource Series Trust
               (Exact Name of Registrant as Specified in Charter)

                    10865 Willows Road NE, Redmond, WA 98052
                (Address of Principal Executive Offices) ZIP Code

                    Registrant's Telephone Number, including
                             Area Code: 425-376-8212

                      Name and Address of Agent for Service
                                 Roger F. Harbin
                               5069 154th Place NE
                                Redmond, WA 98052


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)

______ on ____________ pursuant to paragraph (b)
_ X__ 60 days after filing pursuant to paragraph (a)(1)
__ _ on _________________ pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on _______________ pursuant to paragraph (a)(2) of Rule 485

[LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                                Equity Portfolio













       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


                                Table of Contents

                                                                           PAGE
PORTFOLIO

Equity Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Equity Portfolio
The Equity Portfolio seeks long-term growth of capital and reasonable current income.

Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in equity securities and, to a much lesser extent,may invest in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in equity and equity-related securities.

The Portfolio invests primarily in stocks of large, established companies that:

o are proven performers;
o have predictable earnings growth over a three-to five-year outlook; or
o have good value relative to earnings prospects.

To a lesser extent, the Portfolio buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Portfolio may sell a stock if:

o the company's earnings prospects or relative value indicators have deteriorated;
o the stock becomes overvalued (prices are high relative to the three year outlook for earnings);
o an earnings catalyst is not successful;
o the stock price reaches a specific target;
o increases in market value cause the
  Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.


Principal Risks
Loss of money is a risk of investing in the Portfolio. The value of your allocation to the Portfolio will go up and down with the prices of the securities in which the Portfolio invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Portfolio may be suitable for you if you seek an attractive total return on your allocation but are uncomfortable with a more aggressive growth fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


Annual Total Returns


                                           During the ten-year period
12/31/92             8.06%                 shown in the bar chart, the
12/31/93            27.92%                 highest quarterly return was
12/31/94             8.94%                  ____% for the quarter ended
12/31/95            28.63%                 ____________ and the lowest
12/31/96            24.79%                 return was  _____% for the
12/31/97            24.85%                 quarter ended __________.
12/31/98            24.89%
12/31/99             9.31%
12/31/00           -10.79%
12/31/01                 %




-----------------------------------------------------------------------------
            Average Annual Total Returns as of December 31, 2001




                          1 year        5 years     10 years



Equity Portfolio               %             %             %

S&P 500 Index*                 %             %             %

-----------------------------------------------------------------------------
*The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years

----------------- ---------------- ------------ -------------------


The Portfolio is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has served as portfolio manager for the Portfolio and for the publicly available SAFECO Equity Fund since 1995.

ADDITIONAL INVESTMENT INFORMATION


This prospectus describes the Portfolio's investment objectives and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, the Portfolio may, with approval from its Board of Trustees, change its investment objective or change its name to one suggesting a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Portfolio taking a temporary defensive position may not achieve its investment objective.


Portfolio Turnover. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in equity mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See the "Principal Risks of Investing in the Portfolio" section of this prospectus. You should also see the Statement of Additional Information for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Liquidity Risk. A Portfolio may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

The Portfolio is a series of the SAFECO Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable annuity or variable life insurance contracts. The Portfolio may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolio. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of the Portfolio.

The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM advisory fees of _____% for the year ending December 31, 2001:

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolio and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolio will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Equity Portfolio





-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information

The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price

The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

We obtain market value information for each Portfolio's investments from a pricing service. Values for exchange-traded securities are normally based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are normally based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of the Portfolio, the Portfolio may value securities at their fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method the Portfolio's Board of Trustees believes reflects fair value.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Purchasing and Redeeming Shares

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, such as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

Abusive Trading Practices

The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by other shareholders. To minimize this result, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control.

For More Information

If you would like more information about the Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.


Investment Company Act File No. 811-4717

                                     [LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                         Growth Opportunities Portfolio













       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.



                                Table of Contents

                                                                           PAGE
PORTFOLIO

Growth Opportunities Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Growth Opportunities Portfolio
The Growth Opportunities Portfolio seeks growth of capital.



Principal Investment Strategies

To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Portfolio, the advisor considers factors such as:

o   the strength of the company's balance sheet;
o   the quality of the management team;
o   the rate at which the company's earnings are projected to grow; or
o whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Portfolio may sell a stock if:

o any of the above factors or other relative value indicators have deteriorated;
o the stock becomes overvalued, for example as a result of overly optimistic earnings forecasts; o the stock price reaches a specific target;
o increases in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.

The Portfolio may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.


Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up or down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Portfolio's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Portfolio may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Portfolio to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Portfolio, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.






Annual Total Returns


                                           Since the portfolio's
92                                         inception in 1993, the
93                                         highest quarterly return was
12/31/94            11.92%                  ____% for the quarter ended
12/31/95            41.00%                 ____________ and the lowest
12/31/96            32.06%                 return was  _____% for the
12/31/97            44.55%                 quarter ended __________.
12/31/98             1.83%
12/31/99             5.63%
12/31/00            -6.16%
12/31/01                 %




-----------------------------------------------------------------------------
            Average Annual Total Returns as of December 31, 2001




                               1 year        5 years     Life of
                                                         Portfolio*


Growth Opportunities Portfolio     %             %             %

Russell 2000 Index**               %             %             %

-----------------------------------------------------------------------------
* Portfolio inception date is January 7, 1993.
**The Russell 2000 Index,  an unmanaged  index of 2,000 small capitalization
  U.S. stocks, is for reference only, does not mirror the Portfolio's invest-ments, and reflects no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------

The Portfolio is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it began operations in 1993 and has served as portfolio manager for the publicly available SAFECO Growth Opportunities Fund since 1989.

ADDITIONAL INVESTMENT INFORMATION


This prospectus describes the Portfolio's investment objectives and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, the Portfolio may, with approval from its Board of Trustees, change its investment objective or change its name to one suggesting a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Portfolio taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in equity mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See the "Principal Risks of Investing in the Portfolio" section of this prospectus. You should also see the Statement of Additional Information for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Liquidity Risk. A Portfolio may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

The Portfolio is a series of the SAFECO Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable annuity or variable life insurance contracts. The Portfolio may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolio. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of the Portfolio.

The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM advisory fees of _____% for the year ending December 31, 2001:

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolio and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolio will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Growth Opportunities Portfolio





-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information

The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price

The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

We obtain market value information for each Portfolio's investments from a pricing service. Values for exchange-traded securities are normally based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are normally based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of the Portfolio, the Portfolio may value the securities at their fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method the Portfolio's Board of Trustees believes reflects fair value.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Purchasing and Redeeming Shares

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, such as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

Abusive Trading Practices

The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by other shareholders. To minimize this result, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control.

For More Information

If you would like more information about the Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.





Investment Company Act File No. 811-4717

                                     [LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                               Northwest Portfolio













       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.




                                Table of Contents
                                                                            PAGE
PORTFOLIO

Northwest Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Northwest Portfolio
The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies.


Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:
o companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;
o companies that have their principal executive offices or significant facilities in the region;
o companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;
o companies having at least 50% of their assets or at least 50% of their employees in the region; or
o companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in such Northwest stocks.

When evaluating stock to buy for the Portfolio, the advisor looks for companies with:
o faster earnings growth than their competitors;
o low price-to-earnings ratios when compared to competitors;
o a share price that represents good value; or
o potential for long term appreciation.

The Portfolio may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Portfolio's technology holdings may include telecommunications, medical technology and computer-related companies.

The Portfolio may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Portfolio the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.

The Portfolio may sell a stock if:
o the company's earnings prospects or other relative value indicators have deteriorated;
o a stock price reaches a specific target;
o the stock becomes overvalued compared to other stocks in the industry;
o increases in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Portfolio carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Portfolio's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires. The Portfolio may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to a broad market index, such as the S&P 500 Index, and to an index of Northwest stocks, such as the WM Group Northwest 50 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.





Annual Total Returns


                                          Since the portfolio's
92                                        inception in 1993, the
93                                        highest quarterly return was
12/31/94     3.65%                        ____% for the quarter ended
12/31/95     7.42%                        ____________ and the lowest
12/31/96    12.44%                        return was  _____% for the
12/31/97    31.02%                        quarter ended __________.
12/31/98     2.89%
12/31/99     54.62%
12/31/00     -14.93%
12/31/01




-----------------------------------------------------------------------------
            Average Annual Total Returns as of December 31, 2001




                          1 year        5 years     Life of
                                                    Portfolio*



Northwest Portfolio            %             %             %

S&P 500 Index**                 %             %             %

WM Group Northwest 50 Index**   %             %             %

-----------------------------------------------------------------------------
*Portfolio inception date is January 7, 1993.
**The S&P 500 Index,  an unmanaged  index of 500 stocks,  and the WM Group
 Northwest 50 Index, an unmanaged index of 50 stocks doing significant business in the Northwest, are for reference only, do not mirror the Portfolio's investments, and reflect no deduction for fees or expenses.



Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------


The Portfolio is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has served as portfolio manager for the Portfolio and for the publicly available SAFECO Northwest Fund since 1997.

                       ADDITIONAL INVESTMENT INFORMATION


This prospectus describes the Portfolio's investment objectives and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, the Portfolio may, with approval from its Board of Trustees, change its investment objective or change its name to one suggesting a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Portfolio taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See the "Principal Risks of Investing in the Portfolio" section of this prospectus. You should also see the Statement of Additional Information for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Liquidity Risk. A Portfolio may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

The Portfolio is a series of the SAFECO Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable annuity or variable life insurance contracts. The Portfolio may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolio. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of the Portfolio.

The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM advisory fees of _____% for the year ending December 31, 2001:

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolio and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolio will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Northwest Portfolio





-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information

The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price

The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

We obtain market value information for each Portfolio's investments from a pricing service. Values for exchange-traded securities are normally based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are normally based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of the Portfolio, the Portfolio may value the securities at their fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method the Portfolio's Board of Trustees believes reflects fair value.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Purchasing and Redeeming Shares

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, sucha as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

Abusive Trading Practices

The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by other shareholders. To minimize this result, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control.

For More Information

If you would like more information about the Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.





Investment Company Act File No. 811-4717

                                     [LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                          Small Company Value Portfolio













       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


                                Table of Contents

                                                                            PAGE
PORTFOLIO

Small Company Value Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Small Company Value Portfolio
The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies.

Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in such securities.

When evaluating a stock to buy for the Portfolio, the advisor looks for companies having one or more of the following characteristics:
o long-term potential for above-average or improving earnings growth;
o involvement in new or innovative products or services; or
o a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Portfolio may sell a stock if:

o the company's earnings prospects or other relative value indicators have deteriorated;
o the stock price reaches a specific target;
o increases in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Portfolio may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.


Because small company securities can be quite volatile, you should invest in the Portfolio only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-year period and since inception of the Portfolio compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value, such as the Russell 2000 Value Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


Annual Total Returns


12/31/92
12/31/93
12/31/94                                            Since the Portfolio's
12/31/95                                            inception in 1997, the
12/31/96                                            highest quarterly return
12/31/97                                            was _____% for the quarter
12/31/98     -19.95%                                ended _______________, and
12/31/99      15.40%                                the lowest return was
12/31/00     -06.02%                                ______% for the quarter
12/31/01              %                             ended ______________.

-------------------------------------------------------------------------------





-----------------------------------------------------------------------------
Average Annual Total Returns as of December 31, 2001




                                   1 year        Life of
                                                Porfolio*



Small Company Value Portfolio               %             %

Russell 2000 Value Index**                  %             %

-----------------------------------------------------------------------------
* Portfolio  inception date is April 30, 1997.
**The Russell 2000 Value Index, an unmanaged   index   of   value   stocks
  in   the   Russell   2000   Index   of small-capitalization  U.S.  stocks,
  is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses*                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------
*The amounts shown are based on the maximum management fee and other expenses for the year. During the fiscal year ended December 31, 2001, SAFECO Asset Management Company (SAM), the advisor, paid or reimbursed the Portfolio's "Other Expenses" which exceeded .10% of the Portfolio's average annual net assets. Therefore, the Portfolio's actual "Total Annual Portfolio Operating Expenses" for the year ended December 31, 2001 were .___%. SAM has agreed to make such payments or reimbursements until the Portfolio's net assets exceed $20 million, at which time SAM will stop making those payments.

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------



The Small Company Value Portfolio is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has served as portfolio manager for the Portfolio since its inception in 1997, and for the publicly available SAFECO Small Company Value Fund since 1996.

ADDITIONAL INVESTMENT INFORMATION


This prospectus describes the Portfolio's investment objectives and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, the Portfolio may, with approval from its Board of Trustees, change its investment objective or change its name to one suggesting a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Portfolio taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Portfolio may engage in active and frequent trading of it assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in equity mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See the "Principal Risks of Investing in the Portfolio" section of this prospectus. You should also see the Statement of Additional Information for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Liquidity Risk. A Portfolio may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

The Portfolio is a series of the SAFECO Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable annuity or variable life insurance contracts. The Portfolio may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolio. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of the Portfolio.

The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM advisory fees of _____% for the year ending December 31, 2001:

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolio and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolio will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Small Company Value Portfolio





-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information

The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price

The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

We obtain market value information for each Portfolio's investments from a pricing service. Values for exchange-traded securities are normally based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are normally based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of the Portfolio, the Portfolio may value securities at their fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method the Portfolio's Board of Trustees believes reflects fair value.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Purchasing and Redeeming Shares

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, such as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

Abusive Trading Practices

The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by other shareholders. To minimize this result, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control.

For More Information

If you would like more information about the Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.





Investment Company Act File No. 811-4717

                                     [LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                                 Bond Portfolio













       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.



                                Table of Contents

                                                                            PAGE
PORTFOLIO

Bond Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Bond Portfolio
The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.


Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in medium-term debt securities. Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in bonds.

The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass -through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

---------------------------------
        MOODY'S    S&P     FITCH
--------------------------------
            Aaa    AAA       AAA
             Aa     AA        AA
              A      A         A
            Baa    BBB       BBB
---------------------------------

The Portfolio may invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. The Portfolio may also invest in below investment-grade debt securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits in with other assets of the Portfolio. The advisor will consider:
o the price of the security relative to its rating and market sector;
o structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Portfolio's right to require the issuer to buy the bond back at a stated price (a "put");
o the effect the security might have on the existing diversification of Portfolio assets and allocation among various market sectors; and
o the effect the security might have on the yield and sensitivity to interest rate changes of the Portfolio's assets overall.

The Portfolio may sell a security if:

o a different sector of the market is more attractive;
o another security within the same market sector offers a better value;
o the advisor is concerned about an issuer's credit risk;
o the security becomes fully valued; or
o to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The Portfolio is subject to interest rate risk. Generally, when market interest rates rise the price of the Portfolio's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities (also known as "junk" bonds), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Portfolio. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk are amplified if the investment is in a collateralized mortgage obligation. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

In addition to credit risk, market risk and liquidity risk, bonds of foreign issuers include risks not associated with bonds of domestic issuers. Yankee sector bonds also carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Portfolio.
Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

This Portfolio may be suitable for you if you want higher current income than a stable-priced money market fund, but greater price stability than a longer-term bond fund.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to a widely recognized index of government and corporate bonds, such as the Lehman Brothers Aggregate Bond Index or the Lehman Brothers Government/Corporate Bond Index, gives you some idea of the Portfolio's risks. In the future, the advisor will compare the Portfolio's performance only to the Lehman Brothers Aggregate Bond Index since it more closely represents the Portfolio's investment strategy. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


Annual Total Returns
------------------ --------------------------------
                                                During the ten-year period
12/31/92             6.82%                      shown in the bar chart, the
12/31/93           10.55%                       highest quarterly return was
12/31/94            -2.93%                      ____% for the quarter ended
12/31/95           17.87%                       ____________ and the lowest
12/31/96             0.54%                      return was  _____% for the
12/31/97             8.41%                      quarter ended __________.
12/31/98             8.90%
12/31/99            -3.99%
12/31/00            11.79%
12/31/01
------------------ -------------------------------- ----------------------------

-------------------------------------------------------------------------------
Average Annual Total Returns as of December 31, 2001

                                        1 year 5 years 10 years

Bond Portfolio

Lehman Brothers Aggregate Bond Index*

Lehman Brothers Gov't/Corp. Bond Index*

-------------------------------------------------------------------------------
*The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index, and the Lehman Brothers Government/Corporate Bond Index are for reference only, do not mirror the Portfolio's investments, and reflect no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.


-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------
Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:



----------------- ---------------- ------------ -------------------
1 year               3 years         5 years      10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------

The Bond Portfolio is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has served as portfolio manager for the Portfolio and for the publicly available SAFECO Managed Bond Fund since 1997.

                       ADDITIONAL INVESTMENT INFORMATION

This prospectus describes the Portfolio's investment objectives and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, the Portfolio may, with approval from its Board of Trustees, change its investment objective or change its name to one suggesting a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Portfolio taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in bond mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See the "Principal Risks of Investing in the Portfolio" section of this prospectus. You should also see the Statement of Additional Information for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Portfolio may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

The Portfolio is a series of the SAFECO Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable annuity or variable life insurance contracts. The Portfolio may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolio. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of the Portfolio.

The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM advisory fees of _____% for the year ending December 31, 2001:

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolio and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolio will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Bond Portfolio

-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information

The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price

The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

We obtain market value information for each Portfolio's investments from a pricing service. Values for exchange-traded securities are normally based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are normally based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of the Portfolio, the Portfolio may value securities at their fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method the Portfolio's Board of Trustees believes reflects fair value.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Purchasing and Redeeming Shares

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, such as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

Abusive Trading Practices

The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by other shareholders. To minimize this result, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control.

For More Information

If you would like more information about the Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.





Investment Company Act File No. 811-4717

                                     [LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                             Money Market Portfolio













       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.



                                Table of Contents
                                                                            PAGE
PORTFOLIO

Money Market Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Money Market Portfolio

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.



Principal Investment Strategies

To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Portfolio may invest in:

o     commercial paper of both domestic and foreign issuers;
o negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;
o repurchase agreements in which the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price;
o variable and floating rate instruments that change interest rates periodically to keep their market value at par;
o     U.S. government securities;
o restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);
o     corporate obligations such as publicly traded bonds and notes;
o asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;
o     mortgage-backed securities; and
o when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:

o        yield;
o        maturity;
o        issuer credit quality; and
o        relative value compared with other alternatives.

The Portfolio may sell a security if:

o        the advisor becomes concerned about the issuer's creditworthiness;
o        a more attractive alternative is available; or
o        to raise cash to meet shareholder redemptions.

Principal Risk of Investing in the Portfolio

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.

The Portfolio may be suitable for you if you seek safety and stability of principal.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.




Annual Total Returns

--------------------------------------------------------------------------------



12/31/92       3.26%                      During the ten-year period shown
12/31/93       2.61%                      in the chart, the highest
12/31/94       3.65%                      quarterly return was _____% for
12/31/95       5.56%                      the quarter ended _____, and the
12/31/96       4.94%                      lowest return was ___% for the
12/31/97       5.08%                      quarter ended _________.
12/31/98       4.95%
12/31/99       4.63%
12/31/00       5.82%
12/31/01             %
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns and 7-Day Yield as of December 31, 2001

                          1 year   5 years    10 years    7-day Yield
                                                           (period ended
                                                            December 31, 2001)

Money Market Portfolio    %      %            %             %


                             For updated yield information, call 1-800-426-8061.

--------------------------------------------------------------------------------

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %


------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------

                       ADDITIONAL INVESTMENT INFORMATION

This prospectus describes the Portfolio's investment objectives and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, the Portfolio may, with approval from its Board of Trustees, change its investment objective or change its name to one suggesting a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. A Portfolio taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in money market funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See the "Principal Risks of Investing in the Portfolio" section of this prospectus. You should also see the Statement of Additional Information for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

The Portfolio is a series of the SAFECO Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable annuity or variable life insurance contracts. The Portfolio may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolio. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of the Portfolio.

The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM advisory fees of _____% for the year ending December 31, 2001:

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolio and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolio will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Money Market Portfolio

-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information

The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price

The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

Like most money market funds, the Money Market Portfolio values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Portfolio maintain a stable $1.00 share price.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Purchasing and Redeeming Shares

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, such as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

For More Information

If you would like more information about the Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.





Investment Company Act File No. 811-4717

                                     [LOGO]


                          SAFECO Resource Series Trust
                                   Prospectus



                                Equity Portfolio
                         Growth Opportunities Portfolio
                               Northwest Portfolio
                                 Bond Portfolio
                             Money Market Portfolio
                          Small Company Value Portfolio








       May 1, 2002

       AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

A WORD ABOUT THE PORTFOLIOS

The Portfolios in this prospectus are mutual funds used solely as investment options for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Portfolios with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolios. The Portfolios are entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolios or rely upon information about any other fund in making investment decisions about the Portfolios.



                                Table of Contents

                                                                            PAGE
PORTFOLIOS

Equity Portfolio
Growth Opportunities Portfolio
Northwest Portfolio
Bond Portfolio
Money Market Portfolio
Small Company Value Portfolio

ADDITIONAL INVESTMENT INFORMATION

General Investment Risks
Information About the Trust
Management
Financial Highlights
Distributions and Tax Considerations
Calculation of Share Price
Purchasing and Redeeming Shares
Abusive Trading Practices

Equity Portfolio
The Equity Portfolio seeks long-term growth of capital and reasonable current income.

Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in equity securities and, to a much lesser extent, may invest in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in equity and equity-related securities.

The Portfolio invests primarily in stocks of large, established companies that:

o are proven performers;
o have predictable earnings growth over a three-to five-year outlook; or
o have good value relative to earnings prospects.

To a lesser extent, the Portfolio buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Portfolio may sell a stock if:

o the company's earnings prospects or relative value indicators have deteriorated;
o the stock becomes overvalued (prices are high relative to the three year outlook for earnings);
o an earnings catalyst is not successful;
o the stock price reaches a specific target;
o increases in market value cause the
  Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.


Principal Risks
Loss of money is a risk of investing in the Portfolio. The value of your allocation to the Portfolio will go up and down with the prices of the securities in which the Portfolio invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Portfolio may be suitable for you if you seek an attractive total return on your allocation but are uncomfortable with a more aggressive growth fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


Annual Total Returns


                                           During the ten-year period
12/31/92             8.06%                 shown in the bar chart, the
12/31/93            27.92%                 highest quarterly return was
12/31/94             8.94%                  ____% for the quarter ended
12/31/95            28.63%                 ____________ and the lowest
12/31/96            24.79%                 return was  _____% for the
12/31/97            24.85%                 quarter ended __________.
12/31/98            24.89%
12/31/99             9.31%
12/31/00           -10.79%
12/31/01                 %




-----------------------------------------------------------------------------
            Average Annual Total Returns as of December 31, 2001




                          1 year        5 years     10 years



Equity Portfolio               %             %             %

S&P 500 Index*                 %             %             %

-----------------------------------------------------------------------------
*The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------


The Portfolio is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has served as portfolio manager for the Portfolio and for the publicly available SAFECO Equity Fund since 1995.

Growth Opportunities Portfolio
The Growth Opportunities Portfolio seeks growth of capital.



Principal Investment Strategies

To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Portfolio, the advisor considers factors such as:

o   the strength of the company's balance sheet;
o   the quality of the management team;
o   the rate at which the company's earnings are projected to grow; or
o whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Portfolio may sell a stock if:

o any of the above factors or other relative value indicators have deteriorated;
o the stock becomes overvalued, for example as a result of overly optimistic earnings forecasts; o the stock price reaches a specific target;
o increases in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.

The Portfolio may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.


Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up or down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Portfolio's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Portfolio may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Portfolio to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Portfolio, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.






Annual Total Returns


                                           Since the portfolio's
92                                         inception in 1993, the
93                                         highest quarterly return was
12/31/94            11.92%                  ____% for the quarter ended
12/31/95            41.00%                 ____________ and the lowest
12/31/96            32.06%                 return was  _____% for the
12/31/97            44.55%                 quarter ended __________.
12/31/98             1.83%
12/31/99             5.63%
12/31/00            -6.16%
12/31/01                 %




-----------------------------------------------------------------------------
            Average Annual Total Returns as of December 31, 2001




                               1 year        5 years     Life of
                                                         Portfolio*


Growth Opportunities Portfolio     %             %             %

Russell 2000 Index**               %             %             %

-----------------------------------------------------------------------------
* Portfolio inception date is January 7, 1993.
**The Russell 2000 Index,  an unmanaged  index of 2,000 small capitalization
  U.S. stocks, is for reference only, does not mirror the Portfolio's invest-ments, and reflects no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------

The Portfolio is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it began operations in 1993 and has served as portfolio manager for the publicly available SAFECO Growth Opportunities Fund since 1989.

Northwest Portfolio
The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies.


Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:
o companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;
o companies that have their principal executive offices or significant facilities in the region;
o companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;
o companies having at least 50% of their assets or at least 50% of their employees in the region; or
o companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in such Northwest stocks.

When evaluating stock to buy for the Portfolio, the advisor looks for companies with:
o faster earnings growth than their competitors;
o low price-to-earnings ratios when compared to competitors;
o a share price that represents good value; or
o potential for long term appreciation.

The Portfolio may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Portfolio's technology holdings may include telecommunications, medical technology and computer-related companies.

The Portfolio may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Portfolio the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.

The Portfolio may sell a stock if:
o the company's earnings prospects or other relative value indicators have deteriorated;
o a stock price reaches a specific target;
o the stock becomes overvalued compared to other stocks in the industry;
o increases in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Portfolio carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Portfolio's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.


Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires. The Portfolio may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to a broad market index, such as the S&P 500 Index, and to an index of Northwest stocks, such as the WM Group Northwest 50 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns


                                           Since the portfolio's
92                                         inception in 1993, the
93                                         highest quarterly return was
12/31/94     3.65%                          ____% for the quarter ended
12/31/95     7.42%                          ____________ and the lowest
12/31/96     12.44%                        return was  _____% for the
12/31/97     31.02%                        quarter ended __________.
12/31/98     2.89%
12/31/99     54.62%
12/31/00    -14.93%
12/31/01




-----------------------------------------------------------------------------
            Average Annual Total Returns as of December 31, 2001




                          1 year        5 years     Life of
                                                    Portfolio*



Northwest Portfolio            %             %             %

S&P 500 Index**                 %             %             %

WM Group Northwest 50 Index**   %             %             %

-----------------------------------------------------------------------------
*Portfolio inception date is January 7, 1993.
**The S&P 500 Index,  an unmanaged  index of 500 stocks,  and the WM Group
 Northwest 50 Index, an unmanaged index of 50 stocks doing significant business in the Northwest, are for reference only, do not mirror the Portfolio's investments, and reflect no deduction for fees or expenses.



Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------


The Portfolio is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has served as portfolio manager for the Portfolio and for the publicly available SAFECO Northwest Fund since 1997.

Bond Portfolio
The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.


Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in medium-term debt securities. Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in bonds.

The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass -through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

---------------------------------
        MOODY'S    S&P     FITCH
--------------------------------
            Aaa    AAA       AAA
             Aa     AA        AA
              A      A         A
            Baa    BBB       BBB
---------------------------------

The Portfolio may invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. The Portfolio may also invest in below investment-grade debt securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits in with other assets of the Portfolio. The advisor will consider:
o the price of the security relative to its rating and market sector;
o structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Portfolio's right to require the issuer to buy the bond back at a stated price (a "put");
o the effect the security might have on the existing diversification of Portfolio assets and allocation among various market sectors; and
o the effect the security might have on the yield and sensitivity to interest rate changes of the Portfolio's assets overall.

The Portfolio may sell a security if:

o a different sector of the market is more attractive;
o another security within the same market sector offers a better value;
o the advisor is concerned about an issuer's credit risk;
o the security becomes fully valued; or
o to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The Portfolio is subject to interest rate risk. Generally, when market interest rates rise the price of the Portfolio's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities (also known as "junk" bonds), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Portfolio. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk are amplified if the investment is in a collateralized mortgage obligation. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

In addition to credit risk, market risk and liquidity risk, bonds of foreign issuers include risks not associated with bonds of domestic issuers. Yankee sector bonds also carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Portfolio.
Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

This Portfolio may be suitable for you if you want higher current income than a stable-priced money market fund, but greater price stability than a longer-term bond fund.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to a widely recognized index of government and corporate bonds, such as the Lehman Brothers Aggregate Bond Index or the Lehman Brothers Government/Corporate Bond Index, gives you some idea of the Portfolio's risks. In the future, the advisor will compare the Portfolio's performance only to the Lehman Brothers Aggregate Bond Index since it more closely represents the Portfolio's investment strategy. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


Annual Total Returns
------------------ --------------------------------
                                                During the ten-year period
12/31/92             6.82%                      shown in the bar chart, the
12/31/93           10.55%                       highest quarterly return was
12/31/94            -2.93%                      ____% for the quarter ended
12/31/95           17.87%                       ____________ and the lowest
12/31/96             0.54%                      return was  _____% for the
12/31/97             8.41%                      quarter ended __________.
12/31/98             8.90%
12/31/99            -3.99%
12/31/00            11.79%
12/31/01
------------------ -------------------------------- ----------------------------

-------------------------------------------------------------------------------
Average Annual Total Returns as of December 31, 2001

                                        1 year 5 years 10 years

Bond Portfolio

Lehman Brothers Aggregate Bond Index*

Lehman Brothers Gov't/Corp. Bond Index*

-------------------------------------------------------------------------------
*The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index, and the Lehman Brothers Government/Corporate Bond Index are for reference only, do not mirror the Portfolio's investments, and reflect no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.


-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------
Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:



----------------- ---------------- ------------ -------------------
1 year               3 years         5 years      10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------

The Bond Portfolio is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has served as portfolio manager for the Portfolio and for the publicly available SAFECO Managed Bond Fund since 1997.

Money Market Portfolio

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.



Principal Investment Strategies

To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Portfolio may invest in:

o     commercial paper of both domestic and foreign issuers;
o negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;
o repurchase agreements in which the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price;
o variable and floating rate instruments that change interest rates periodically to keep their market value at par;
o     U.S. government securities;
o restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);
o     corporate obligations such as publicly traded bonds and notes;
o asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;
o     mortgage-backed securities; and
o when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:

o        yield;
o        maturity;
o        issuer credit quality; and
o        relative value compared with other alternatives.

The Portfolio may sell a security if:

o        the advisor becomes concerned about the issuer's creditworthiness;
o        a more attractive alternative is available; or
o        to raise cash to meet shareholder redemptions.

Principal Risk of Investing in the Portfolio

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.

The Portfolio may be suitable for you if you seek safety and stability of principal.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Portfolio's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.




Annual Total Returns

--------------------------------------------------------------------------------



12/31/92       3.26%                      During the ten-year period shown
12/31/93       2.61%                      in the chart, the highest
12/31/94       3.65%                      quarterly return was _____% for
12/31/95       5.56%                      the quarter ended _____, and the
12/31/96       4.94%                      lowest return was ___% for the
12/31/97       5.08%                      quarter ended _________.
12/31/98       4.95%
12/31/99       4.63%
12/31/00       5.82%
12/31/01             %
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns and 7-Day Yield as of December 31, 2001

                          1 year   5 years    10 years    7-day Yield
                                                           (period ended
                                                            December 31, 2001)

Money Market Portfolio    %      %            %             %


                             For updated yield information, call 1-800-426-8061.

--------------------------------------------------------------------------------

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses                                                  %
Total Annual Portfolio Operating Expenses                       %


-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years
$                 $                $            $
----------------- ---------------- ------------ -------------------

Small Company Value Portfolio
The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies.

Principal Investment Strategies

To achieve its objective, the Portfolio invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Portfolio will invest at least 80% of its assets in such securities.

When evaluating a stock to buy for the Portfolio, the advisor looks for companies having one or more of the following characteristics:
o long-term potential for above-average or improving earnings growth;
o involvement in new or innovative products or services; or
o a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Portfolio may sell a stock if:

o the company's earnings prospects or other relative value indicators have deteriorated;
o the stock price reaches a specific target;
o increases in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;
o other companies present more attractive investment opportunities; or
o to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Portfolio

Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Portfolio may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.


Because small company securities can be quite volatile, you should invest in the Portfolio only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-year period and since inception of the Portfolio compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value, such as the Russell 2000 Value Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


Annual Total Returns


12/31/92
12/31/93
12/31/94                                            Since the Portfolio's
12/31/95                                            inception in 1997, the
12/31/96                                            highest quarterly return
12/31/97                                            was _____% for the quarter
12/31/98     -19.95%                                ended _______________, and
12/31/99      15.40%                                the lowest return was
12/31/00     -06.02%                                ______% for the quarter
12/31/01              %                             ended ______________.


-------------------------------------------------------------------------------





-----------------------------------------------------------------------------
Average Annual Total Returns as of December 31, 2001




                                   1 year        Life of
                                                Porfolio*



Small Company Value Portfolio               %             %

Russell 2000 Value Index**                  %             %

-----------------------------------------------------------------------------
* Portfolio  inception date is April 30, 1997.
**The Russell 2000 Value Index, an unmanaged   index   of   value   stocks
  in   the   Russell   2000   Index   of small-capitalization  U.S.  stocks,
  is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

Fees and Expenses

There are fees and expenses that you will pay if you buy and hold shares of the Portfolio. The Table and the Example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the product prospectus or disclosure document for more details.

-------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

Shareholder Fees (fees paid directly from your investment)
Redemption or Exchange Fees                                     None
Sales Charge or Deferred Sales Charge                           None

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)
Management Fees                                                 %
12b-1 Fees                                                      None
Other Expenses*                                                  %
Total Annual Portfolio Operating Expenses                       %

-------------------------------------------------------------------------------
*The amounts shown are based on the maximum management fee and other expenses for the year. During the fiscal year ended December 31, 2001, SAFECO Asset Management Company (SAM), the advisor, paid or reimbursed the Portfolio's "Other Expenses" which exceeded .10% of the Portfolio's average annual net assets. Therefore, the Portfolio's actual "Total Annual Portfolio Operating Expenses" for the year ended December 31, 2001 were .___%. SAM has agreed to make such payments or reimbursements until the Portfolio's net assets exceed $20 million, at which time SAM will stop making those payments.

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:




----------------- ---------------- ------------ -------------------
 1 year             3 years         5 years        10 years

                 $                $            $
----------------- ---------------- ------------ -------------------



The Small Company Value Portfolio is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has served as portfolio manager for the Portfolio since its inception in 1997, and for the publicly available SAFECO Small Company Value Fund since 1996.

                       ADDITIONAL INVESTMENT INFORMATION


This prospectus describes the Portfolios' investment objectives and some of the policies and strategies by which each Portfolio intends to achieve its goal. More information about the Portfolios' investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to a Portfolio's net assets plus any borrowings for investment purposes. A Portfolio may exceed percentage limits that apply to particular investments if, after the Portfolio's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, a Portfolio may, with approval from its Board of Trustees, change its investment objective or change a Portfolio name that suggested a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect Portfolios that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, a Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Portfolio may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Portfolio taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Portfolios may engage in active and frequent trading of their assets. If a Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for each Portfolio is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in a particular Portfolio. See the "Principal Risks of Investing in the Portfolio" section for each Portfolio in this prospectus. You should also see the Statement of Additional Information for additional information about a Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Portfolios are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Portfolio may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Portfolio invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Information About the Trust

Each of the Portfolios is a series of the SAFECO Resource Series Trust. The Portfolios are offered to life insurance companies, which may or may not be affiliated with each other, as investment options under variable annuity or variable life insurance contracts. The Portfolios may also be offered directly to qualified plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified plans participating in the Portfolios will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Portfolio. As the advisor, SAM is responsible for developing the investment policies and guidelines for the Portfolios. It provides investment research, advice and supervision in the ongoing management of the Portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of a Portfolio.

Each Portfolio pays SAM an annual advisory fee based on a percentage of that Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolios paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year ending December 31, 2001:

Equity Portfolio                                   %
Growth Opportunities Portfolio                     %
Northwest Portfolio                                %
Bond Portfolio                                     %
Money Market Portfolio                             %
Small Company Value Portfolio                      %

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Portfolios and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Portfolios' Board of Trustees, to retain a sub-advisor for a Portfolio and/or change the terms of the sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolios' shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Portfolios will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Financial Highlights

Performance for the Portfolio is shown in the following Financial Highlights tables. These tables are intended to help you understand the Portfolios' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolios' independent auditors, whose report, along with the Portfolios' financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO Resource Series Trust
Equity Portfolio


-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

SAFECO Resource Series Trust
Growth Opportunities Portfolio

-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

SAFECO Resource Series Trust
Northwest Portfolio

-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

SAFECO Resource Series Trust
Bond Portfolio


-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        On Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

SAFECO Resource Series Trust
Money Market Portfolio

-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

SAFECO Resource Series Trust
Small Company Value Portfolio


-------------------------------------------------------
Net Asset Value at Beginning of Period

Income From Investment Operations

     Net Investment Income (Loss)

     Net Realized and Unrealized Gain
        on Investments

        Total from Investment Operations

Less Distributions

     Dividends from Net Investment Income

     Distributions from Realized Gains

     Distributions from Paid In Capital

        Total Distributions

Net Asset Value at End of Period

Total Return

Net Assets at End of Period (000's Omitted)

Ratio of Expenses to Average Net Assets

Ratio of Net Investment Income (Loss) to
     Average Net Assets

Portfolio Turnover Rate

Distributions and Tax Information
Each Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends are automatically reinvested in shares of the applicable Portfolio. If you own a variable insurance product, the tax consequences of investment in a Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

Calculation of Share Price
The net asset value of a Portfolio share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Portfolio's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Portfolio's shareholders.

We obtain market value information for each Portfolio's investments from a pricing service. Values for exchange-traded securities are normally based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are normally based on similar securities and quotations from dealers. If, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of a security, a Portfolio may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method each Portfolio's Board of Trustees believes reflects fair value.

To the extent that a Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Like most money market funds, the Money Market Portfolio values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Portfolio maintain a stable $1.00 share price.

Purchasing and Redeeming Shares
Shares of the Portfolios are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified plan is responsible for properly transmitting purchase and sale orders.

In unusual circumstances, such as the NYSE is closed or the Securities and Exchange Commission declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect a Portfolio.

Abusive Trading Practices
The Portfolios are not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by other shareholders. To minimize this result, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control.

For More Information

If you would like more information about the Portfolios, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about each Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Portfolios. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.





Investment Company Act File No. 811-4717




                          SAFECO RESOURCE SERIES TRUST

                                Equity Portfolio
                         Growth Opportunities Portfolio
                               Northwest Portfolio
                          Small Company Value Portfolio
                                 Bond Portfolio
                             Money Market Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2002
                                   --------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectuses, each dated May 1, 2002, of the Portfolios listed above (collectively, the "Portfolios"). A copy of each Portfolio's Annual Report accompanies this Statement. Copies of the Portfolios'
Prospectuses and additional copies of the Portfolios' Annual Reports may be obtained by calling 1-800-624-5711 or by writing SAFECO Securities, Inc., 10865
Willows Road NE, Redmond, Washington 98052.

Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts, and may also be offered directly to qualified pension and retirement plans ("Qualified
Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement available for investment.




TABLE OF CONTENTS                                                              Page

DESCRIPTION OF THE TRUST........................................................................ 3
CHARACTERISTICS OF THE TRUST'S SHARES........................................................... 3
OVERVIEW OF INVESTMENT POLICIES................................................................. 5
I. Fundamental Investment Policies ............................................................. 5
II. Non-Fundamental Investment Policies ........................................................ 6
ADDITIONAL INVESTMENT INFORMATION .............................................................. 8
SPECIAL INVESTMENT RISKS.........................................................................24
         BELOW INVESTMENT-GRADE BONDS............................................................24
         FOREIGN SECURITIES......................................................................24
         HEDGING TRANSACTIONS....................................................................25
         GEOGRAPHIC AND ISSUER SIZE LIMITATIONS..................................................25
LENDING OF PORTFOLIO SECURITIES..................................................................26
INFORMATION ON CALCULATION OF NET ASSET
        VALUE PER SHARE .........................................................................26
PERFORMANCE INFORMATION .........................................................................27
INFORMATION ON DIVIDENDS FOR THE
        MONEY MARKET PORTFOLIO                                                                   31
MANAGEMENT OF THE PORTFOLIOS.....................................................................31
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF
        THE PORTFOLIOS ..........................................................................36
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................37
BROKERAGE PRACTICES..............................................................................40
DISTRIBUTIONS AND TAX INFORMATION................................................................41
FINANCIAL STATEMENTS.............................................................................45
DESCRIPTION OF RATINGS...........................................................................45


DESCRIPTION OF THE TRUST

Each Portfolio is a series of SAFECO Resource Series Trust (the "Trust"), an open-end management investment company, and is a diversified series of the Trust. The Trust was formed as a Massachusetts business trust, by Trust Instrument filed July 1, 1986, and was reorganized as a Delaware business trust on September 30, 1993, under a Trust Instrument dated May 13, 1993.

The Trust offers its shares through six diversified portfolios: the Growth Opportunities Portfolio, formerly known as "Growth Portfolio", Equity Portfolio, Northwest Portfolio, Small Company Value Portfolio, ("Small Company Portfolio"), formerly known as Small Company Stock Portfolio, Bond Portfolio and Money Market Portfolio. The Trust may issue an unlimited number of shares of beneficial interest. The board of trustees may establish additional series of shares of the Trust without the approval of shareholders. The Portfolios offer only a single, no-load, class of shares.

CHARACTERISTICS OF THE TRUST'S SHARES

Restrictions on Retaining or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, except in the event that the Trust or any of its Portfolios is terminated in the future as a result of reorganization or liquidation and distribution of assets.

Shareholder Obligations and Liabilities

Under Delaware law, the shareholders of the Trust will not be personally liable for the obligations of the Trust or any Portfolio of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Portfolio of the Trust and generally provides for indemnification out of the Trust's or the Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Portfolio's obligations, respectively.

Dividend Rights

Shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for that Portfolio. With respect to distributions, no shares have priority or preference over any other shares of the same Portfolio. Distributions will be made from the assets of a Portfolio, and will be paid ratably to all shareholders of the Portfolio according to the number of shares of such Portfolio held by shareholders on the record date.

Voting Rights

Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument that would affect the voting rights of shareholders,
(ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below a majority, to make a material change to the Trust's investment advisory agreement, and to change any fundamental policy of the Trust. On any matter submitted to a vote of shareholders, all shares of the Portfolios of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a Portfolio. The holders of each share of a Portfolio of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Portfolio of the Trust may not bear the same economic relationship to the Trust as shares of another Portfolio of the Trust. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

Variable contract owners will be able to vote on matters presented to a vote of shareholders of the Trust through the pass through of voting rights held by the participating insurance companies, which will solicit voting instructions from variable insurance product owners when a matter is presented to a vote of shareholders. See the separate account prospectus for the variable insurance product for more information regarding the pass-through of these voting rights.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

Liquidation Rights

In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Portfolio of the Trust.

Preemptive Rights

Shareholders have no preemptive rights.

Conversion Rights

Shareholders have no conversion rights.

Redemption Provisions

The provisions for redemption of Trust shares are set forth in the current prospectus relating to the applicable variable annuity contract or variable life insurance policy, or in the plan document relating to the applicable qualified plan and elsewhere in this Statement.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessments

The shares are fully paid and non-assessable.

OVERVIEW OF INVESTMENT POLICIES

The investment policies of the Portfolios are described in the Prospectuses and this SAI. These policies state the investment practices that the Portfolios will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. government securities or bonds) the Portfolios may purchase are disclosed in the Prospectuses and this SAI. The Portfolios currently have no intention of purchasing securities in material amounts that the following policies permit, but which are not currently described in the Portfolios' Prospectus or this SAI. When satisfying investment policy percentage requirements, a Portfolio's "assets" or "net assets" means net assets plus any borrowings for investment purposes. If an investment policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Portfolio complies with the applicable limitation (except to the extent the change may impact a Portfolio's borrowing limit).

Each Portfolio's fundamental investment policies can be changed only with the approval of a "majority of its outstanding voting securities," as defined by the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less. The Board of Trustees may change non-fundamental policies without shareholder approval, however, Portfolios bearing names that reflect an emphasis in specific types of investments will provide 60 days notice to shareholders before changing the Portfolio's investment emphasis.

I.       FUNDAMENTAL INVESTMENT POLICIES

The seven fundamental investment policies listed below apply to all of the Portfolios covered by this SAI:

1. The Portfolio will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or with respect to the Money Market Portfolio only, certain bank instruments issued by domestic banks.

2. The Portfolio may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. The Portfolio may not underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

5. The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts or investing in securities that are secured by physical commodities.

6. The Portfolio may not make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

7. The Portfolio will not purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other open-end investment companies.


I.       NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Portfolios' Prospectuses. The following non-fundamental policies have been adopted by all Portfolios covered by this SAI except as noted.

1. Foreign Currency Exchange: The Portfolios will not buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2. Foreign Securities: The Portfolios may invest up to 20% of its net assets in foreign securities which are listed on a national exchange, including investments in American Depository Receipts.

3. Temporary Investments: The Portfolios may purchase as temporary investments for its cash: commercial paper; certificates of deposit; shares of no-load, open-end money market funds; repurchase agreements (subject to restrictions on the Portfolio's investment in illiquid securities), and other short-term investments.

4. Illiquid Securities: If immediately after and as a result of such action the value of the following securities, in the aggregate, would exceed 15% of the Portfolio's net assets [10% in the case of the Money Market Portfolio], the Portfolio will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter ("OTC") options or hold assets set aside to cover OTC options written by the Portfolios, (iv) enter into repurchase agreements maturing in more than seven days, or (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the Nasdaq Stock Market.

5. Purchasing Securities on Margin: The Portfolios will not purchase securities on margin. However, the Portfolios may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and
     (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

6. Leverage: The Portfolios may borrow money (i) from banks, (ii) from SAFECO Corporation or its affiliated companies, or (iii) by engaging in reverse repurchase agreements. The Funds will not purchase securities while borrowings equal to 5% or more of its total assets are outstanding, although the Portfolios may complete purchase transactions to which it committed prior to reaching the 5% threshold.

In addition to the common non-fundamental policies described above, the following non-fundamental policies, under normal circumstances, apply to each of the Portfolios as noted:

Convertible Securities: [Equity Portfolio,Growth Opportunities Portfolio, and Small Company Value Portfolio only] The Portfolio may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

Equity and Equity-Related Securities: [Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio and Small Company Value Portfolio only] The Portfolio may invest in equity and equity related securities. Effective July 31, 2002, the Equity Portfolio will invest at least 80% of its net assets in equity and equity-related securities; the Northwest Fund will invest at least 80% of its net assets in stocks of companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia; and the Small Company Value Portfolio will invest at least 80% of its net assets in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.

Forward Contracts, Options, Futures Contracts and Options on futures: [Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio and Small Company Value Portfolio only] The Northwest Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 20% of the Portfolio's net assets. The Growth Opportunities Portfolio, Equity Portfolio, and Small Company Value Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolios will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of the Portfolio's net assets. The Portfolios will not enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

Temporary Defensive Measures: [Bond Portfolio and Money Market Portfolio only] The Portfolio may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: [Bond Portfolio and Money Market Portfolio only] The Portfolio may purchase "when-issued" or "delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Bonds: [Bond Portfolio only] Effective July 31, 2002, the Portfolio will invest at 80% of its net assets in bonds.

Municipal Project Concentration: [Money Market Portfolio only] The Portfolio will limit its investment in municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Portfolio's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Single State Concentration: [Money Market Portfolio only] The Portfolio will limit its investment in securities whose issuers are located in the same state to less than 25% of the Fund's total assets.

Single Issuer Concentration: [Money Market Portfolio only] The Portfolio may invest up to 25% of its total assets in the "first tier securities" of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations ("NRSROs"); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by SAFECO Asset Management Company ("SAM"), to be of comparable quality.


ADDITIONAL INVESTMENT INFORMATION

STOCK PORTFOLIOS

The Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio and Small Company Value Portfolio, (the "Stock Portfolios"), may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Common Stocks and Preferred Stocks. Common stocks represent equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

2. Bonds and Other Debt Securities. The Portfolios may invest in bonds and other debt securities that are rated investment grade, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P and Fitch) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     Bonds and debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

3. Convertible Securities. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually  greater  than  the  price  of the  common  stock  at the  time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

4. Warrants. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges. Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

     A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. In all cases, a Portfolio will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

5. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

     To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolios likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

6. Repurchase Agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Portfolio will not enter into a repurchase agreement unless the agreement is fully collateralized and the Portfolio will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Portfolio if the other party to a repurchase agreement defaults or becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

7. American Depositary Receipts (ADRs). ADRs as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global
     Depository Receipts (GDRs), evidence ownership of shares of a foreign issuer. These receipts are issued by depository banks or trust companies and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the depository bank or trust company, or that such information in the market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the depository bank or trust company issuer. See "SPECIAL INVESTMENT RISKS--Foreign Securities" for additional information.

8. Foreign Securities. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. (SEE "SPECIAL INVESTMENT RISKS - Foreign Securities" for additional information.)

9. Indexed Securities. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which it is indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

10. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Portfolios or Repurchase Agreements. The Portfolios may purchase these short-term securities as a cash management technique under those circumstances where they have cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Portfolio shares to investors. In making temporary investments in commercial paper and certificates of deposit, a Portfolio will adhere to the following guidelines:

(a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

(b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the FDIC. A Portfolio's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

11. Real Estate Investment Trusts ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

12. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

13. When-Issued or Delayed-Delivery Securities. Under this procedure, a Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. When a Portfolio purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Portfolio's share price in a manner similar to the use of leveraging. A Portfolio may dispose of its interest in those securities before delivery.

14. Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

15. Eurodollar Bonds. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond market and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Portfolio, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

16. Passive Foreign Investment Companies ("PFICs"). PFICs are foreign corporations (and entities classified as such for federal income tax purposes) organized as vehicles to invest in companies of certain foreign countries. Investors in a PFIC indirectly bear their proportionate share of the PFIC's management fees and other expenses. See "Tax Information" for more information.

17. Options on Securities and Security Indexes. The Portfolios may purchase put and call options and may write (sell) covered call options on securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges. The Portfolios may write covered call options and purchase put and call options for any non-speculative purpose, including as a substitute for the purchase or sale of securities, to protect against declines in the value of portfolio securities, or to protect against increases in the cost of securities to be acquired. The Portfolios' use of options involves certain special risks, in addition to the risk that the market will move adversely to the Portfolio's option position. See "Risks Associated with Options Transactions" below and "Hedging Transactions" in the section entitled SPECIAL INVESTMENT RISKS, for discussions of these risks or for additional restrictions on Portfolio investment in options. The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of put and call options on securities and security indexes.

18. Writing Covered Call Options. A call option on a security obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A call option on a securities index written by a Portfolio obligates the Portfolio to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. Call options on securities indexes do not involve the actual sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Portfolio of the opportunity to profit from an increase in the market price of the securities in its portfolio. The Portfolios will write call options only if they are covered, and such options must remain covered so long as a Portfolio is obligated as a writer.

     For purposes of writing covered call options, a call option on a security is "covered" only if at the time the Portfolio writes the call, the Portfolio holds in its portfolio on a share-for-share basis the same security as the call written. A Portfolio must maintain such security in its portfolio from the time the Portfolio writes the call option until the option is exercised, terminated or expires.

     When a Portfolio writes a call option on an industry or market segment index, the Portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Portfolio writes a call on an index that is in-the-money at the time the call is written, the Portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the Portfolio need not follow the segregation requirements set forth in this paragraph if the Portfolio holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

19. Purchasing Equity Options. The Portfolios would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The purchase of a call option on securities would entitle the Portfolio, in return for the premium paid, to receive specified securities at a specified price during the option period. The purchase of an index call option would entitle the Portfolio, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Portfolio would ordinarily realize a gain on the purchase of a call option if the market value of the security or the amount of a cash payment exceeded the premium paid and transaction costs; otherwise the Portfolio would realize either no gain or a loss on the purchase of the call option. The purchase of a put option on a security would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of an index put option would entitle the Portfolio, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. The Portfolio would ordinarily realize a gain if, during the option period, the market level of the security or the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Portfolio's assets.

20. Closing Transactions on Equity Options. The Portfolios may exercise an option it holds or make an offsetting sale or purchase of an identical option to close out its previous position as the holder or writer of that option.

21. Risks Associated with Equity Options Transactions. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Investment Advisor's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to dispose of assets until the options expire or are exercised.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

     The distinctive characteristics of options on securities indexes create certain risks that are not present with options on securities. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolios would not be able to close out options that they had purchased or, in the case of the International Portfolio, written and, if restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios generally will select stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

     Price movements in the Portfolios' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the Portfolio would bear a loss on the call that is not completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Portfolios' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     When a Portfolio has written a call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, the Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options.

     There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


22. Stock Index Futures Contracts. The Portfolios may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     A Portfolio may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Portfolio may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Portfolios may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios' equity securities.

     A Portfolio's successful use of stock index futures contracts depends upon the Advisor's ability to predict the direction of the market, and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Portfolio's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Portfolios will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Portfolio's assets may be committed as initial margin on futures contracts.

23. Options on Futures Contracts. The Portfolios may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Portfolios intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

     The Portfolios will not purchase a put or call option or option on a futures contract if, as a result, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of its net assets. In addition, a Portfolio will not enter into any futures contract or option on a futures contract if, as a result, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

24. Unseasoned Issuers. The Portfolios may invest in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

25. Indexed Securities. The Portfolios may invest in securities whose performance and principal amount at maturity are linked to a specified equity security or securities index. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.


BOND PORTFOLIO

The Bond Portfolio may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Direct Obligations of the U.S. Treasury such as U.S. Treasury Bills, Notes and Bonds. The Portfolio also invest in stripped securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury are supported by the full faith and credit of the U.S. government.

2. Other U.S. Government Securities, including (a) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association ("GNMA"); (b) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank ("FHLB") and the Federal Home Loan Mortgage Corporation ("FHLMC"); and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA"). Also included are securities issued by the Federal Farm Credit Bank (FFCB). While U.S. government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

3. Agency Subordinated Debt: The Portfolio may invest in subordinated debt instruments issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and by federally related institutions. These securities are not backed by the full faith and credit of the U.S. government. Subordinated agency debt is unsecured, subordinated obligations of the agency, ranking junior in right of payment to certain other existing and future obligations of the agency. Subordinated debt is among the first after equity to lose value in the event of financial failure. Investors are exposed to loss and do not benefit, as equity shareholders might, from excessive risk taking.

4. Corporate Debt Securities: The Portfolio may invest in corporate debt securities which at the time of purchase are rated in the top four grades (Baa or BBB or higher) respectively by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Portfolio by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management.

5. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Portfolios".

6. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Portfolios".

7. Yankee Debt Securities and Eurodollar Bonds. The Portfolio may invest in Yankee sector debt securities. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Portfolio, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders.

8. Short-Term Investing. The Portfolio may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. No Portfolio, however, will engage primarily in trading for the purpose of short-term profits. A Portfolio may dispose of its securities whenever SAM deems advisable, without regard to the length of time the securities have been held. See the description of such securities under "Additional Investment Information--Stock Portfolios."

9. Restricted Securities and Rule 144A Securities: See the description of such securities under "Additional Investment Information--Stock Portfolios."

10. Mortgage-Backed Securities. The mortgage-backed securities in which the Portfolio may invest represent participation interests in pools of mortgage loans or securities collateralized by pools of mortgage loans. Ginnie Maes (Government National Mortgage Association (GNMA)), are comprised of Federal Housing Administration (FHA) insured mortgages and Veterans Administration
     (VA) guaranteed loans and are backed by the full faith and credit of the U.S. government. Freddie Macs (Federal Home Loan Mortgage Corporation (FHLMC)), are participation certificates backed by both FHA and VA mortgages and privately insured conventional mortgages plus the general guarantee of FHLMC, a privately managed public institution owned by the Federal Home Loan Bank Board System members. Fannie Maes (Federal National Mortgage Association (FNMA)), are mortgage backed securities issued and guaranteed by FNMA, a government-sponsored, publicly held company, and backed by both conventional and FHA and VA mortgages. Freddie Macs and Fannie Maes are not guaranteed by the full faith and credit of the U.S. Government.

     Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Fund will receive monthly scheduled payments of both principal and interest. In addition, the Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Fund's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

11. Collateralized Mortgage Obligations (CMO): Mortgage-backed securities in which the Portfolio may invest include "modified pass-through" securities or collateralized mortgage obligations (CMOs) issued by Ginnie Mae, Freddie Mac, and Fannie Mae or by private issuers which are collateralized by securities issued by the U.S. Government or one of its agencies or instrumentalities. Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. The Portfolio may purchase CMOs that are interests in real estate mortgage investment conduits (REMICs) sponsored by GNMA.

     The rate of interest payable on collateralized mortgage obligation (CMO) classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Fund may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

12.Asset-Backed Securities.  Asset-backed  securities represent interests in, or are secured by and payable  from,  pools of assets such as (but not limited
     to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment. Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

13. Zero Coupon Bonds. Zero coupon bonds are purchased at a discount without scheduled interest payments. Because zero coupon bonds do not pay current interest, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Portfolio accrues as income a portion of the difference between the purchase price and the face value of each zero coupon bond it holds.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

14. Cash or High-Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Portfolios or Repurchase Agreements. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Portfolio shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

15. High-Yield, Debt Securities. The Portfolio may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P, Moody's or Fitch, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities.

     While debt securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities.

     Yields on high-yield, debt securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value per share of the High-Yield Portfolio to be volatile. Lower-quality, debt securities tend to reflect short-term economic and corporate developments to a grater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, debt securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

16. Debt Securities with Equity Features. The Portfolio may acquire these securities when comparable in yield and risk to debt securities without equity features, but only when acquired as a result of unit offerings which carry an equity element such as common stock, rights or other equity securities. The Portfolio will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

17. Payment-in Kind. The Portfolio may hold "payment-in-kind" fixed-income securities. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Portfolio accrues income on these securities but does not receive cash interest payments until maturity or payment date. The Portfolio intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under the federal tax law (see "Tax Information"). As a result, if its cash position is depleted, the Portfolio may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Portfolio's operations. Payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

18. Municipal Securities. The Portfolio may invest in obligations of, or guaranteed by, the U.S Government, its agencies or instrumentalities, or in debt securities which are rated in the four highest grades assigned by Moody's, S&P or Fitch during market conditions which, in the opinion of SAM, are unfavorable for satisfactory market performance by lower-rated or unrated debt securities. The Portfolio may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss of principal may be substantially reduced with a small reduction in yield.

19. Credit Ratings. Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P, Moody's and Fitch ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects, and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Portfolio's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Portfolio to invest in higher-quality debt securities.



MONEY MARKET PORTFOLIO

Quality and Maturity. Pursuant to procedures adopted by the Board of Trustees, the Money Market Portfolio may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (e.g., A-2 by S&P).

The Money Market Portfolio may not invest more than 5% of their total assets in second tier securities. In addition, the Money Market Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Money Market Portfolio limits its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Money Market Portfolio may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

The Money Market Portfolio may make the following investments, among others, although it may not buy all of the types of securities that are described.

1. Repurchase Agreements. In a repurchase agreement, the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent.

2. Variable and Floating Rate Instruments. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Portfolio would be required to act to keep the instrument.

3. Other Floating and Variable Rate Securities. Securities collateralized by a portfolio of municipal bonds which are divided into classes. The Portfolio will purchase only classes of such securities which provide for floating rates and which can be put back to a liquidity provider (generally at par) on a fixed date.

4. Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act and commercial paper sold pursuant to Section 4(2) of the 1933 Act, provided that SAM had determined that such securities are liquid under guidelines adopted by the Board of Trustees. See the description of Rule 144A Securities under "Additional Investment Information -- Stock Portfolios." Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Portfolio's portfolio to the extent that buyers, for a time, become unwilling to purchase the securities.

5. Commercial Paper Obligations. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements, and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Portfolio may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities.

     While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. A Portfolio will purchase commercial paper issued by foreign entities only if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Portfolio.

6.   Illiquid   Securities.   See  the  description  of  such  securities  under
     "Additional Investment Information -- Stock Portfolios.

7. Securities Issued by Banks and Other Issuers. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Portfolio may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Portfolios may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

8. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Portfolios."

9. Mortgage-Backed Securities. See the description of such securities under "Additional Investment Information--Bond Portfolio." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Portfolio may purchase securities collateralized by mortgage loans or by mortgage-backed securities which are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Portfolios.

10. Asset-Backed Securities. See the description of such securities under "Additional Investment Information--Bond Portfolio."

11. U.S. Government Securities. U.S. government securities include (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank ("FHLB") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA").

12. Corporate Obligations such as Publicly Traded Bonds, Debentures and Notes. The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

13. Term Put Bonds. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Portfolio may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

14. Yankee Debt Securities and Eurodollar Bonds. See the description of such securities under "Additional Investment Information - Bond Portfolio."



SPECIAL INVESTMENT RISKS


BELOW INVESTMENT-GRADE BONDS:

The Small Company Value Portfolio and Bond Portfolio may invest in, and the other Portfolios as a result of downgrades may own, below investment-grade bonds. Below investment-grade bonds are speculative and involve greater investment risks than investment-grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment-grade bonds may experience increased volatility.

Below investment-grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment-grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment-grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment-grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult.

Because there tend to be fewer investors in below investment-grade bonds, it may be difficult for a Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

FOREIGN SECURITIES:

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Portfolio, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

HEDGING TRANSACTIONS:
Forward contracts, options, futures contracts and options on futures contracts be used on behalf of the Funds to hedge investment risk and not for speculation.

Hedging transactions cannot eliminate all risks of loss to the Portfolios and may prevent a Portfolio from realizing some potential gains. Among the risks of hedging transactions are: imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See the Special Investment Risks section for "Foreign Securities."


GEOGRAPHICAL AND ISSUER SIZE LIMITATIONS:

Northwest Portfolio. Due to its geographic concentration requirement, the number of issuers whose securities are eligible for purchase by the Portfolio is significantly less than the number available for many other mutual Portfolios. Also, some companies whose securities are held in the Northwest Portfolio's portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Portfolio may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Northwest Portfolio may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region, but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time. The Portfolio will not sell a stock in a company that satisfied the Portfolio's definition of a "Northwest" company at the time of purchase solely because the company no longer meets that definition.

Small Company Value Portfolio. The Small Company Value Portfolio invests in small-sized companies which involves greater risks than investment in larger, more established issuers, and such securities can be subject to more abrupt and erratic movements in price. To dispose of these securities, the Portfolio may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative. Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and involve greater risk than do investments in companies with established operating records.

LENDING OF PORTFOLIO SECURITIES.

The Portfolios may lend securities to qualified institutional investors, typically broker-dealers, banks or other financial institutions, who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income. Any gain or loss in the market price of the loaned securities that might occur during the term of the loan will be for the account of the Portfolio. Securities will be loaned only to parties that SAM deems creditworthy and in good standing, and the terms and the structure of such loans will be consistent with the 1940 Act and the rules and regulations or interpretations of the SEC thereunder. Among other things, these provisions limit the amount of securities a Portfolio may lend up to 33-1/3rd of the Portfolio's total assets, and require (i) that the borrower provide the Portfolio with collateral in the form of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at least equal to the value of the securities loaned, (ii) that the borrower add to such collateral whenever the price of the loaned securities rises, (iii) that the loan must be subject to termination by the Portfolio at any time, and (iv) that the Portfolio must receive reasonable interest on the loan (which may include the Portfolio's investing any cash collateral in interest-bearing short-term investments). Investing cash collateral subjects the collateral investment, as well as the loaned securities, to market appreciation or depreciation. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Portfolio could experience delays and costs in recovering the loaned securities or foreclosing on the collateral. If a Portfolio is not able to recover the loaned securities, it may sell the collateral and purchase a replacement investment in the market.

INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

GENERAL

Each Portfolio (other than the Money Market Portfolio) determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Portfolio holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of each class of shares of each Portfolio is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific time every day the Exchange is open for trading.

Short-term debt securities held by a Portfolio that have a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity. All other securities and assets held by a Portfolio will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities generally will be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Investment advisor under procedures established by and under general supervision of the Board of Trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

MONEY MARKET PORTFOLIO

Securities the Money Market Portfolio invests in are valued on the basis of amortized cost. The valuation of the Money Market Portfolio's securities based upon amortized cost, and the maintenance of the Portfolio's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that Rule, the Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00.

These procedures include a review of each Money Market Portfolio's holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether a Portfolio's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the Portfolio. If the Board determines that such a deviation exists in the Portfolio, the Trustees will take such corrective action with respect to the Portfolio as they regard as necessary and appropriate, including selling Portfolio investments prior to maturity to realize capital gains or losses or to shorten average maturity of securities, not paying dividends (subject to distribution requirements to maintain status as a regulated investment company for federal tax purposes (see "Tax Information"), redeeming shares in kind, and determining the NAV by using available market quotations.

The principal risk associated with the Portfolio is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Portfolio's yields will fluctuate with general money market interest rates.

PERFORMANCE INFORMATION

Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.

Growth Opportunities, Equity, Northwest, Bond and Small Company Portfolios

The total returns, expressed as a percentage, for the one-year, five-year, and ten-year periods ended December 31, 2001 for the Equity and Bond Portfolios were as follows:

Portfolio            1 Year      5 Years       10 Years
---------------- ----------- ------------ --------------
Equity
Bond


The total returns, expressed as a percentage, for the one-year, five-year (if applicable) and since effective date periods ended December 31, 2001 for the
Growth Opportunities, Northwest and Small Company Portfolios were as follows:
                                                             Since
Portfolio                       1 Year             5 Years  Effective Date     # of Months        Effective Date
                                                                                                  Date
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Growth                                                                                            January 7, 1993
Opportunities                                                                                107

Northwest                                                                                    107  January 7, 1993

Small Company
                                                                                              52  April 30, 1997


The average annual total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 2001 for the Equity and Bond Portfolios were as follows:

Portfolio                                 1 Year                    5 Years                     10 Years
----------------------------- ------------------- -------------------------- ----------------------------
Equity

Bond

The average annual total returns, expressed as a percentage, for the one-year, five-year (if applicable) and since effective date periods ended December 31, 2001 for the Growth Opportunities, Northwest and Small Company Portfolios were as follows:

Portfolio            1 Year              5 Years            Since Effective Date# of Months       Effective Date
Growth Opportunities
                                                                                                  January 7, 1993

Northwest                                                                                         January 7, 1993

Small
Company                                                                                            April 30, 1997


The yield for the 30-day period ended December 31, 2001 for the Bond Portfolio was ___%

Money Market Portfolio:

The yield and effective yield for the Money Market Portfolio of the Trust for the 7-day period ended December 31, 2001, was ___%.

CALCULATIONS

The total return, expressed as a percentage, is computed using the following formula:

           T = ERV-P  X  100
               -----
                 P

The average annual total return is computed using the following formula:

                  A = [(EVR) 1/n  -- 1]    x 100
                        ---
                         P


Where:   T   =  total return

               A   =  average annual total return

                n   =  number of years

            ERV =  ending redeemable value of a hypothetical $1,000 investment at the end of a specified period of time

                P   =  a hypothetical initial investment of $1,000




In making the above calculations, all dividends and capital-gain distributions are assumed to be reinvested at the respective Portfolio's NAV on the reinvestment date.

Yield for the Bond Portfolio is computed using the following formula:

                               a-b
                  Yield =  2 [(--- +1)6 - 1]
                               cd

    Where:        a  = dividends and interest earned during the period

                  b  = expenses accrued for the period (net of reimbursements)
                  c = the  average  daily  number  of  shares  outstanding  during  the  period  that  were entitled to receive dividends

                  d  = the maximum offering price per share on the last day of the period




Yield for the Money Market Portfolio is computed using the following formula:

                   (x-y) -z                             365
         Yield =  [------  ]  = Base Period Return  X  -----
                      y                                  7

     Where:        x  = value of one share at the end of a 7-day period

                   y  = value of one share at the beginning of a 7-day
                          period ($1.00)

                    z  = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

    Effective yield = [(Base Period Return + 1)  365/7 ] -1

During periods of declining interest rates, the Money Market Portfolio's yield based on amortized cost may be higher than the yield based on market valuations.
Under these circumstances, a shareholder in the Money Market Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Portfolios may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., Thompson Financial, Lipper, Inc., Morningstar, Inc., and Wiesenberger). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Portfolios may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Portfolios may also describe in their advertisements the methodology used by rating services to arrive at Portfolio ratings. In addition, the Portfolios may also advertise individual measurements of Portfolio performance published by the rating services, including but not limited to a Portfolio's beta, standard deviation, and price earnings ratio.

The Portfolios may occasionally reproduce articles or portions of articles about the Portfolios written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to Barrons, Business Week, Fabians, Forbes, Fortune, Investor's Business Daily, Kiplinger's, Money Magazine, Morningstar Mutual Funds, Mutual Funds Forecaster, Mutual Funds Magazine, Newsweek, Pensions & Investments, Ruckeyser's Mutual Funds, Teleswitch, Time Magazine, U.S. News and World Report, Your Money and the Wall Street Journal).

Each Portfolio may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM), the investment adviser's parent company (SAFECO Corporation) or the SAFECO Family of Funds (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Portfolio, the research methodologies underlying securities selection and a Portfolio's investment objective and (iv) information about particular securities held by a Portfolio.

From time to time, each Portfolio may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Portfolio's investment style (including, but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Portfolio may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and how the portfolio manager will or has addressed such conditions. Each Portfolio also may provide information on how much certain investments would return over time.

Each Stock Portfolio may compare its performance against the following unmanaged indexes that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

         AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX-Price-weighted (high priced issues have more influence than low-priced issues) average of 20 Blue chip stocks.

         DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively-traded Blue Chip stocks.

         NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks traded on the NASDAQ.

         S & P 500 COMPOSITE STOCK PRICE INDEX - Market value weighted index of 500 stocks, most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and NASDAQ.

         WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 7000 stocks including all stocks on the New York and American Exchanges.

         MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

         RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

         RUSSELL 2000 VALUE INDEX - Measures performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

         WM GROUP NORTHWEST 50 INDEX -- A broadly diversified group of 50 common stocks of companies based in Washington, Oregon, Idaho, Montana and Alaska, or doing significant business here. Companies included in the Index represent six industry sectors, with each sector weighted on a basis of personal income derived from that sector. Stocks within each sector are also weighted on the basis of their market capitalization.

The Bond Portfolio may compare its performance against the following unmanaged indexes that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

         LEHMAN BROTHERS AGGREGATE. BOND INDEX -- The Lehman Brothers Aggregate Bond Index is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

         LEHMAN BROTHERS GOV'T/CORP. BOND INDEX -- The Lehman Brothers Gov't/ Corp. Bond Index is comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET PORTFOLIO

Because the Money Market Portfolio intends to hold its securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, the Money Market Portfolio experiences a realized gain or loss, shareholders of the Money Market Portfolio could receive an increased, reduced, or no dividend for a period of time. In such an event, the Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

MANAGEMENT OF THE PORTFOLIOS

The overall management of the business and affairs of the Portfolios and the Trust are vested in the Board of Trustees of the Trust. The Trustees approve all significant agreements between the Trust, on behalf of one or more of the Portfolios and persons or companies furnishing services to the Portfolios. The day-to-day operations of each Portfolio are delegated to the officers of the Trust and to SAM, subject to the objectives, restrictions and policies of the applicable Portfolio and to the general supervision of the Trustees. Certain trustees and officers of the Trust are affiliated with SAM, SAFECO Securities, Inc., SAFECO Life Insurance Company and SAFECO Corporation. All of the Trust's executive officers hold similar offices with all of the other SAFECO Trusts.

The trustees and officers of the Trust and their principal occupations during the last five years are set forth in the table below. The standing committees of the Board of Trustees are the Audit Committee and the Nominating and Compensation Committee.

Audit Committee
The members of the Audit Committee are Larry L. Pinnt (Chairman), John W. Schneider, Richard E. Lundgren and Barbara J. Dingfield. The Audit Committee is responsible for (i) reviewing and recommending independent accountants to be selected to audit the financial statements of the Trusts (ii) reviewing and adequacy and effectiveness of the internal auditing, accounting and financial controls of the trusts; and, (iii) reviewing the internal audit services provided to the Trust by the Trusts' investment adviser or its affiliates; (iv) reviewing the scope of and fees for consulting services provided by the independent accountants, and (iv) reporting to the Trustees on internal and external audit process and results. The Committee met ____times during the last fiscal year.

Nominating and Compensation Committee
The Nominating and Compensation Committee members are Barbara J. Dingfield (Co-Chair), Richard E. Lundgren (Co-Chair), Larry L.Pinnt and John W. Schneider. The Nominating and Compensation Committee is responsible for reviewing and recommending qualified candidates to the Trustees to fill Board vacancies and for periodically reviewing and recommending changes to the Trustee compensation plan as necessary to attract and retain qualified Trustees. The Committee met ____times during the last fiscal year.

TRUSTEES AND OFFICERS

Independent (disinterested) Trustees
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
Name,                         Position(s)   Term of Office   Principal Occupation(s) During   No. of         Other
Address,                      Held with     and Length of    Past 5 Years                     Series in a    Directorships
And Age                       Trusts        Time Served                                       Fund Complex   Held by
                                                                                              Overseen by    Trustee
                                                                                              Trustee
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
Barbara J. Dingfield          Trustee       Age 72           Consultant.  From 1994 to 1999   25*            Director of
19590 Landing Rd.                                            she was the Director of                         First
Mt. Vernon, WA 98273                        Served since     Community Affairs for Microsoft                 SAFECO
(56)                                        May 3, 1990:     Corporation, Redmond,                           National
                                                             Washington, a computer software                 Life
                                                             company.; Board Chair of United                 Insurance
                                                             Way of King County; member of                   Company of
                                                             the Board of Managers of                        New York
                                                             Swarthmore College.
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
Richard E. Lundgren           Trustee       Age 72           Retired in 2000 from position    25*            Director of
764 S. 293rd Street                                          as Director of Marketing and                    First
Federal Way WA 98003                        Served since     Customer Relations, Building                    SAFECO
(64)                                        February 3,      Materials Distribution,                         National
                                            1983:            Weyerhaeuser Company, Tacoma,                   Life
                                                             Washington.                                     Insurance
                                                                                                             Company of
                                                                                                             New York
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------








----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
Name,                         Position(s)   Term of Office   Principal Occupation(s) During   No. of         Other
Address,                      Held with     and Length of    Past 5 Years                     Series in a    Directorships
And Age                       Trusts        Time Served                                       Fund Complex   Held by
                                                                                              Overseen by    Trustee
                                                                                              Trustee
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
Larry L. Pinnt                Trustee       Age 72           Retired Vice President and       25*            Director of
1600 Bell Plaza                                              Chief Financial Officer of                      First
Room 1802                                   Served since     U.S. WEST Communications,                       SAFECO
Seattle, WA  98191                          August 1, 1985:  Seattle, Washington.  Chairman                  National
(67)                                                         of University of Washington                     Life
                                                             Medical Center Board, Seattle,                  Insurance
                                                             Washington; Treasurer of                        Company of
                                                             Cancer Care Alliance                            New York
                                                             (non-profit organizations),                     Director of
                                                             Seattle, Washington.                            Cascade
                                                                                                             Natural Gas
                                                                                                             Corporation,
                                                                                                             Seattle,
                                                                                                             Washington.
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------
John W. Schneider             Trustee       Age 72           President and sole owner of      25*            Director of
1808 N. 41st St.                                             Wallingford Group, Inc.,                        First
Seattle, WA 98103                           Served since     Seattle, Washington, a company                  SAFECO
(60)                                        February 3,      consulting on the                               National
                                            1983:            acquisition/disposition and                     Life
                                                             development of real estate;                     Insurance
                                                             former President of Emerald                     Company of
                                                             Development Group, Inc. (a                      New York
                                                             real estate development
                                                             company), Seattle, Washington
----------------------------- ------------- ---------------- -------------------------------- -------------- -------------

*In addition to the Funds included in this SAI, the Fund Complex includes a registered open-end management investment company that has 5 Trusts with a total of 19 other series funds managed by SAM.

Interested Trustees**

----------------------------- ------------- ---------------- ---------------------------------- ------------- ------------
Name,                         Position(s)   Term of Office   Principal Occupation(s) During     Number of     Other
Address, and                  Held with     and Length of    Past 5 Years                       Portfolios    Directorships
Age                           Trusts        Time Served                                         in Fund       Held by
                                                                                                Complex       Trustees
                                                                                                Overseen by
                                                                                                Trustee
----------------------------- ------------- ---------------- ---------------------------------- ------------- ------------
----------------------------- ------------- ---------------- ---------------------------------- ------------- ------------
Randall H. Talbot**           Trustee and   Age 72 and       President of SAFECO Life           25*           Director
5069 154th Place NE           Chairman      Annual           Insurance Company since 1998.                    of First
Redmond, WA 98052                           appointment      From 1975 to 1998 he was                         SAFECO
(48)                                                         employed at Talbot Financial                     National
                                            Served since     Corporation where he served as                   Life
                                            November 2,      President and CEO.                               Insurance
                                            2000                                                              Company of
                                                                                                              New York
----------------------------- ------------- ---------------- ---------------------------------- ------------- ------------
*In addition to the Funds included in this SAI, the Fund Complex includes a registered open-end management investment company that has 5 Trusts and a total of 19 other series funds managed by SAM. **Trustees who are affiliated with the investment advisor and therefore defined as "interested persons" under ss.2(19)
of the Investment Company Act of 1940.








Principal Officers who are not Trustees

----------------------------- --------------- ---------------- -------------------------------------------------------
Name,                         Position(s)     Term of Office   Principal Occupation(s) During Past 5 Years
Address, and                  Held with       and Length of
Age                           Trusts          Time Served
----------------------------- --------------- ---------------- -------------------------------------------------------
----------------------------- --------------- ---------------- -------------------------------------------------------
Roger F. Harbin               President       Annual           Senior Vice President SAFECO Life Insurance Company
5069 154th Place NE                           appointment      from 1992 to 1998.
Redmond, WA 98052                                              Since 1998 Executive Vice President, Actuary, of
(51)                                          Served since     SAFECO Life Insurance Company. In 2001 named Director
                                              November 8, 2001 and President of SAFECO Services Corporation,
                                                               Director of SAFECO Asset Management
                                                               Company, Director and President of SAFECO

----------------------------- --------------- ---------------- -------------------------------------------------------
Ronald L. Spaulding           Vice President  Annual           Chairman of SAFECO Asset Management Company;
Two Union Square              Treasurer       appointment      Treasurer and Chief Investment Officer of SAFECO
601 Union Street                                               Corporation; Vice President of SAFECO Insurance
25th Floor                                    Served since     Companies; Director, Vice President and Treasurer of
Seattle, WA 98101                             August 3, 1995   First SAFECO National Life Insurance Company of New
(57)                                                           York; former Senior Portfolio Manager of SAFECO
                                                               insurance companies and Portfolio Manager for SAFECO
                                                               mutual funds. See table under "Investment Advisory
                                                               and Other Services."
----------------------------- --------------- ---------------- ---------------------------------------- -------------- --

----------------------------- --------------- ---------------- ---------------------------------------- -------------- --
----------------------------- --------------- ---------------- -------------------------------------------------------
David H. Longhurst            Vice            Annual           Vice President, Treasurer, Controller and Secretary
10865 Willows Rd NE           President,      appointment      of SAFECO Asset Management Company; Vice President,
Redmond, WA 98052             Secretary,                       Controller, Secretary and Treasurer of SAFECO
(44)                          Controller      Served since     Services Corporation; and Vice President, Controller,
                                              July 1, 2000     Treasurer, Secretary and Financial Principal of
                                                               SAFECO Securities, Inc., since July 2000. Assistant
                                              Served as        Controller of SAFECO Securities, Inc., SAFECO
                                              Assistant        Services Corporation and SAFECO Asset Management
                                              Controller       Company from 1996 to June 2000.  Former Accounting
                                              from August 7,   Manager of SAFECO Asset Management Company.  Former
                                              1997-July 1,     Senior Manager with Ernst & Young LLP, an independent
                                              2000             accounting firm.
----------------------------- --------------- ---------------- -------------------------------------------------------
----------------------------- --------------- ---------------- -------------------------------------------------------
Scott D. Murphy               Assistant       Annual           Assistant Controller SAFECO Asset Management Company
10865 Willows Rd NE           Controller      appointment      and SAFECO Services Corporation since June 20, 2000.
Redmond, WA  98052                                             Assistant Controller of SAFECO Securities, Inc. since
(40)                                          Served since     May 1, 2001.  Former Senior Vice President and Chief
                                              May 3, 2001      Financial Officer with Nichols Brothers Boat
                                                               Builders, Inc., a commercial ship building and ship
                                                               repair company.
----------------------------- --------------- ---------------- -------------------------------------------------------
----------------------------- --------------- ---------------- -------------------------------------------------------
Stephen D. Collier            Assistant       Annual           Director of Taxation and Assistant Vice President of
SAFECO Plaza                  Secretary       appointment      SAFECO Corporation; Assistant Secretary of SAFECO
4333 Brooklyn Ave NE                                           Asset Management Company, SAFECO Securities, Inc. and
Seattle, WA  98185                            Served since     SAFECO Services Corporation.  He has been an
(49)                                          February 5,      executive officer of SAFECO Corporation and
                                              1998             subsidiaries since 1991.
----------------------------- --------------- ---------------- -------------------------------------------------------
----------------------------- --------------- ---------------- -------------------------------------------------------
Susan Tracey                  Assistant       Annual           Tax Manager for SAFECO Corporation. Assistant
SAFECO Plaza                  Secretary       appointment      Secretary of SAFECO Asset Management Company, SAFECO
4333 Brooklyn Ave NE                                           Securities, Inc. and SAFECO Services Corporation. She
Seattle, WA  98185                            Served since     has been employed by SAFECO Corporation since 1987.
(52)                                          August 3, 2000
----------------------------- --------------- ---------------- -------------------------------------------------------







Portfolio/Fund shares owned by Trustees:*

------------------------------------------ --------------------------------------- ----------------------------------------
                                           Dollar Range of Equity Securities in    Aggregate Dollar Range of Equity
Trustee                                    the Portfolio                           Securities in All Funds Overseen by
                                                                                   the Trustee
------------------------------------------ --------------------------------------- ----------------------------------------
------------------------------------------ --------------------------------------- ----------------------------------------

------------------------------------------ --------------------------------------- ----------------------------------------
------------------------------------------ --------------------------------------- ----------------------------------------

------------------------------------------ --------------------------------------- ----------------------------------------
------------------------------------------ --------------------------------------- ----------------------------------------

------------------------------------------ --------------------------------------- ----------------------------------------
*Valuation date is___________

Beneficial ownership of shares of the investment advisor, underwriter, or entities related to them by Independent Trustees and their immediate family members:*

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
                       Owner and
Trustee                Relationship to     Company             Title of Class      Value of            Percent of Class
                       Trustee                                                     Securities*
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
---------------------- ------------------- ------------------- ------------------- ------------------- --------------------

---------------------- ------------------- ------------------- ------------------- ------------------- --------------------
*Valuation date 12/31/2001

Other interests of independent Trustees and their immediate family members in the investment advisor, underwriter or related valued (in aggregate) over
$60,000:
------------------------

Material direct or indirect interests of independent Trustees and their immediate family members in transactions during the two most recent calendar years:
------------------------

Material direct or indirect relationships of independent Trustees and their immediate family members:
------------------------

Interrelated Board Service:
Each of the Trustees is also a Trustee of five other SAFECO Mutual Fund Trusts with a totalof 19 series funds. Each Trustee is also a Director of First SAFECO
Life Insurance Company, a fully owned subsidiary of SAFECO Corporation.











Compensation Table For Trustees
For The Fiscal Year Ended December 31, 2001
-------------------------- ---------------- --------------------- --------------------- ---------------------
                           Aggregate        Pension or                                  Total Compensation
                           Compensation     Retirement Benefits   Estimated Annual      From Registrant and
Trustee                    from Registrant  Accrued As Part of    Benefits Upon         Fund Complex Paid
-------                                     Fund Expenses         Retirement            to Trustees


-------------------------- ---------------- --------------------- --------------------- ---------------------
-------------------------- ---------------- --------------------- --------------------- ---------------------

Randall H. Talbot*         N/A              N/A                   N/A                   $0


Barbara J. Dingfield                        N/A                   N/A

Richard E. Lundgren
                                            N/A                   N/A

Larry L. Pinnt                              N/A                   N/A


John W. Schneider                           N/A                   N/A

-------------------------- ---------------- --------------------- --------------------- ---------------------

*Mr. Talbot is an officer of various SAFECO companies and is not compensated by the Trust. Similarly, the officers of the Trust receive no compensation for their services as officers. Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS


At March 31, 2002, SAFECO Corporation, directly or through its wholly owned subsidiary SAFECO Life Insurance Company ("SAFECO Life"), controlled each of the Portfolios. At such date it owned of record the following percentages of the outstanding shares of the Portfolios listed:



Equity Portfolio                              %
Growth Opportunities Portfolio                %
Northwest Portfolio                           100%
Bond Portfolio                                100%
Money Market Portfolio                        100%
Small Company Portfolio                       100%


SAFECO Corporation is a Washington corporation and has its principal place of business at SAFECO Plaza, Seattle, WA 98185.

Control persons of a Portfolio may influence the outcome of a shareholder vote. SAFECO Life, like other participating insurance companies who own shares of a Portfolio, will solicit voting instructions from variable contract owners with respect to any matters that are presented to a vote of shareholders. See "CHARACTERISTICS OF THE TRUST'S SHARES - Voting Rights."

At March 31, 2002, American United Life Insurance Company ("AUL"), through its separate account, AUL Group Retirement Annuity Separate Account II, whose address of record is One American Square, P.O. Box 1995, Indianapolis, IN 46206, owned ___% of the Growth Opportunities Portfolio's outstanding shares and _____% of the Equity Portfolio. AUL is organized under the laws of Indiana and is licensed to do business in 49 states and the District of Columbia.

INVESTMENT ADVISORY AND OTHER SERVICES

SAFECO Asset Management Company ("SAM"), SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation, which owns operating subsidiaries in various segments of insurance and other financially related businesses. SAM is the investment adviser, SAFECO Securities is the principal underwriter, and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.

Code of Ethics. Section 17(j) of the Investment Company Act of 1940 (the "Act") generally prohibits the principal underwriter of a mutual fund, and any person affiliated with a mutual fund company, its investment adviser or principal underwriter, from engaging in any fraudulent conduct in connection with the person's purchase or sale of securities held or to be acquired by the Portfolio. The Trust and its investment adviser and principal underwriter have adopted a joint Code of Ethics under Rule 17j-1 of the Act, relating to the personal investment activities of SAFECO Mutual Funds personnel. A copy of the Trust's Code of Ethics is publicly filed with the Securities Exchange Commission ("SEC") as an exhibit to the Trust's registration statement, and is available from the SEC.

The Code of Ethics generally permits fund personnel to invest in securities for their own accounts, but regulates such investments by (i) individuals whose job functions involve either making or participating in securities transactions, or making or participating in recommendations concerning securities purchases or sales, and (ii) those employees who in the course of their job functions are able to obtain information regarding a Portfolio's purchases or sales of securities ("access persons"). The Code of Ethics (1) requires access persons to preclear all securities trades, other than transactions involving open-end mutual fund shares and the securities of certain government issuer, (2) prohibits access persons from purchasing or selling any security they know is being purchased or sold, or considered for purchase or sale, by any series Portfolio of the Trusts, and (3) requires access persons to comply with certain annual and quarterly reporting requirements relating to their securities holdings and transactions during the period.

In addition, the Code of Ethics broadly bars all fund personnel from (1) engaging in personal trading when in possession of information concerning Portfolio trading decisions, (2) participating in any transaction involving a conflict of interest giving rise to a pecuniary interest in a transaction to which any investment client is a party, or in transactions which would create any personal benefit, (3) accepting gifts or favors from any person who seeks to do business with the Trusts or any of their series Portfolios, or with SAM or SAFECO Securities. These prohibitions are not restricted to the group of Portfolio "access persons".








The following individuals have the following positions and offices with the
Trust, SAM, SAFECO Securities and SAFECO Services:
---------------------------- ---------------------- ---------------------- --------------------- -------------------
Name                         Trust                  SAM                    SAFECO                SAFECO
                                                                            Securities            Services


Randall H. Talbot            Chairman                                                             Director
                             Trustee

Roger F. Harbin              President              Director               President            President
                                                                           Director             Director

D.H. Longhurst               Vice                  Vice President         Vice President        Vice President
                             President              Controller            Controller            Controller
                             Controller             Secretary             Secretary             Secretary
                             Secretary              Treasurer              Treasurer            Treasurer
                                                                           Financial
                                                                           Principal

R.L. Spaulding               Vice                   Chairman               Director              Director
                             President              Director
                             Treasurer

S.C. Bauer                                          President
                                                    Director


S.D. Murphy                                         Assistant                                   Assistant
                                                    Controller                                  Controller
S.D. Collier                 Assistant               Assistant              Assistant           Assistant
                             Secretary               Secretary              Secretary           Secretary


S. Tracey                    Assistant Secretary    Assistant Secretary    Assistant Secretary   Assistant
                                                                                                 Secretary
---------------------------- ---------------------- ---------------------- --------------------- -------------------


Mr. Talbot is President and Mr. Harbin is an Executive Vice President, Actuary, of SAFECO Life Insurance Company. Mr. Spaulding is the Treasurer and a Vice President of SAFECO Corporation. Messrs. Talbot, Harbin, and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.

The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Portfolios. Several of these investment companies have investment objectives similar to those of certain Portfolios. It is therefore possible that the same securities will be purchased for both a Portfolio and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Portfolio, generally. In some cases, the price of a security allocated to one Portfolio may be higher or lower than the price of a security allocated to another fund.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of .74% for the Growth Opportunities, Equity, Northwest and Bond Portfolios, .85% for the Small Company Value Portfolio and .65% for the Money Market Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each Portfolio for the fiscal years ended December 31, 2001, 2000, and 1999:

                                    For the Fiscal Year or Period Ended
----------------------------------- ---------------------- ----------------------- --------------------------
                                        December 31, 2001  December 31, 2000       December 31, 1999
----------------------------------- ---------------------- ----------------------- --------------------------
----------------------------------- ---------------------- ----------------------- --------------------------
Equity Portfolio                                                       $4,299,000                 $4,638,000
----------------------------------- ---------------------- ----------------------- --------------------------
----------------------------------- ---------------------- ----------------------- --------------------------
Growth Opportunities Portfolio
                                                                       $2,808,000                 $2,368,000
----------------------------------- ---------------------- ----------------------- --------------------------
----------------------------------- ---------------------- ----------------------- --------------------------
Northwest
Portfolio                                                                $604,000                   $219,000
----------------------------------- ---------------------- ----------------------- --------------------------
----------------------------------- ---------------------- ----------------------- --------------------------
Bond Portfolio                                                           $246,000                   $220,000
----------------------------------- ---------------------- ----------------------- --------------------------
----------------------------------- ---------------------- ----------------------- --------------------------
Money Market Portfolio                                                   $166,000                   $180,000
----------------------------------- ---------------------- ----------------------- --------------------------
----------------------------------- ---------------------- ----------------------- --------------------------
Small Company                                                            $123,000                    $97,000
Value Portfolio
----------------------------------- ---------------------- ----------------------- --------------------------


Custodian. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170 is the custodian of the securities, cash, and other assets of each Portfolio under an agreement with the Trust.

Independent Auditor. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor which audits the financial statements of the Trust.

Transfer Agent. SAFECO Services Corporation, 10865 Willows Road NE, Redmond, WA 98052, is the transfer, dividend, and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is not compensated by the Trust or the Portfolios for these services.

Principal Underwriter. SAFECO Securities, Inc. 10865 Willows Road NE, Redmond, WA 98052, is the principal underwriter for each Portfolio. SAFECO Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Trust has entered into a distribution agreement with SAFECO Securities under which SAFECO Securities shall distribute each Portfolio's shares on a continuous best efforts basis. SAFECO Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Portfolios may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker-dealers through whom securities transactions for the Portfolios are executed. SAM may select a broker-dealer who may receive a commission for portfolio transactions exceeding the amount another broker-dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker-dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker-dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes a review of what competing broker-dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the Portfolios listed for the fiscal years ending December 31, 2001, 2000, and 1999, respectively:




               For the Fiscal Year or Period Ended
------------------------------ ----------------------- -------------------------- --------------------------
                                    December 31, 2001  December 31, 2000          December 31, 1999
------------------------------ ----------------------- -------------------------- --------------------------
------------------------------ ----------------------- -------------------------- --------------------------
Growth Opportunities
Portfolio                                                               $380,000                   $428,000
------------------------------ ----------------------- -------------------------- --------------------------
------------------------------ ----------------------- -------------------------- --------------------------
Equity Portfolio                                                        $510,000                   $427,000
------------------------------ ----------------------- -------------------------- --------------------------
------------------------------ ----------------------- -------------------------- --------------------------
Northwest
Portfolio                                                                $65,000                    $21,000
------------------------------ ----------------------- -------------------------- --------------------------
------------------------------ ----------------------- -------------------------- --------------------------
Small Company Value Portfolio
                                                                         $42,000                    $45,000
------------------------------ ----------------------- -------------------------- --------------------------








DISTRIBUTIONS AND TAX INFORMATION

Distributions

The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).

Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. Dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

Information on Dividends for the Money Market Portfolio

Because the Money Market Portfolio intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, the Money Market Portfolio experiences a realized gain or loss, shareholders of that Portfolio could receive an increased, reduced, or no dividend for a period of time. In such an event, the board of trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

Tax Information

Each Portfolio is treated as a separate corporation for federal income tax purposes andintends to continue to qualify as a "regulated investment company"
(RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Portfolio must (1) distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) plus its net income excludable from gross income under section 103(a) of the Code) ("Distribution Requirement") (2) must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (3) must satisfy certain diversification requirements. Each Portfolio intends to satisfy all such requirements, including making sufficient distributions to shareholders to relieve it from liability for federal income tax and the federal excise tax described below.

If a Portfolio failed to qualify for treatment as a RIC for any taxable year,
(1) it would be taxed at corporate rateson its taxable income for that year, (even if it distributed that income to its shareholders) and (2) all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment..

The Portfolios will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed on a timely basis in accordance with annual minimum distribution requirements. The Portfolios intend to seek to avoid the excise tax liability by satisfying the distribution requirements.

The excess of net long-term capital gains over net short-term capital loss realized by a Portfolio on portfolio transactions, when distributed by the Portfolio, is subject to long-term capital gains treatment under the Code, regardless of how long the Participating Insurance Company or Qualified Plan has held the shares of the Portfolio. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares.

The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.

Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of regulated investment companies.

Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict when they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.

In order to maintain the variable contracts' status as annuities or insurance policies, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.

Special Tax Considerations - - Investment in Derivatives

Purchasing and writing (selling) options involve complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options derived by a Portfolio with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

When a covered call option written (sold) by a Portfolio expires, the Portfolio realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If a Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option or short sale with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Special Tax Considerations - - Hedging

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts derived by the Portfolios with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) may affect the taxation of certain hedging instruments in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward currency contracts are personal property. Under that section any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

Special Tax Considerations - - Investment in Foreign Securities

Any Portfolio that invests in foreign securities may be required to pay income, withholding, or other taxes to a foreign government. If so, the taxes will reduce the Portfolio's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at 10% or 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding generally will be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders.

Gains or losses resulting from exchange rate fluctuations between the time a Portfolio accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward currency contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security also are treated as ordinary gain or loss. If a Portfolio's distributions exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of its dividends may be treated as a return of capital to its shareholders for tax purposes. To minimize the risk of a return of capital, a Portfolio may adjust its dividends to take currency fluctuations into account, causing the dividends to vary.


Special Tax Considerations - Bond Portfolio

The Bond Portfolio may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of such securities, the Portfolio must include in its income the portion of the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the Portfolio must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because the Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Capital Loss Carryforwards:

At December 31, 2001, these Portfolios had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

(In Thousands)                                    Amount        Expiration Dates
Small Company Value Portfolio
Bond Portfolio
Equity Portfolio

FINANCIAL STATEMENTS

The financial statements for the Growth Opportunities, Equity, Bond, Northwest, Small Company and Money Market Portfolios and the report thereon of Ernst & Young LLP, independent auditor, is incorporated herein by reference to each Portfolio's Annual Report for the year ended December 31, 2001.

Portfolio of Investments as of December 31, 2001 Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001
Statements of Changes in Net Assets for the Years Ended December 31, 2001 and December 31, 2000 Notes to
Financial Statements

A copy of each Portfolio's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling 1-800-624-5711 or by writing to the address on the first page of this Statement of Additional Information.

DESCRIPTION OF RATINGS

Ratings by Moody's, S&P and Fitch represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

o Leading market positions in well-established industries.
o High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates that an issue ranks in the lower end of its generic rating category.

S&P
Please see rating definitions for S&P under "Bond Ratings."

BOND RATINGS

MOODY'S

Investment Grade:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Investment Grade:

AAA --An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade :

BB, B, CCC -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C -- A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): To provide more detailed indications of quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

Investment Grade:

AAA - AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.

AA - AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.

A - A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, however, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



Below Investment Grade:

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics and a possibility of credit risk, ranging from a possibility of credit risk at BB, to a significant credit risk at B, to a high default risk at CCC, CC and C.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.


MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 - Indicates the best capacity for timely payment of financial commitments.

F2 - A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. and economic conditions.

                          SAFECO RESOURCE SERIES TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibit
Number        Description                                     Page

(1)      Trust Instrument/Certificate of Trust                ****

(2)      Bylaws                                               ****

(3)      Instruments Defining Rights of Security              ***
         Holders

(4)      Investment Advisory and Management                   +
             Contract

(5)      Form of Distribution Agreement                       +

(6)      Inapplicable

(7)      Custody Agreement with State Street                  *
                  Bank and Trust Company

         Amendment to Custody Agreement with
         State Street Bank and Trust Company                  **

         Amendment to Custody Agreement with
         State Street Bank and Trust Company                  *****

(8a)     Transfer Agent Agreement                             +

(8b)     Fund Participation Agreement                         +

(9)      Opinion and Consent of Counsel                       *

(10)     Consent of Independent Auditors                      To Be Filed
                                                              By Amendment

(11)     Inapplicable

(12)     Agreement Governing Contribution to                  +
          SAFECO Resource Series Trust by
          SAFECO Life Insurance Company dated
         June 23, 1986.

(13)     Inapplicable

(14)     Financial Data Schedules                             Not Applicable

(15)     Inapplicable

(16)     Code of Ethics                                       *****

(17)     Power of Attorney                                    *****


+ Filed as an exhibit to Post Effective Amendment No. 16 filed with the SEC on April 26, 1996.

* Filed as an exhibit to Post-Effective Amendment No. 18 filed with the SEC on April 22, 1997.

** Filed as an exhibit to Post-Effective Amendment No. 20 filed with the SEC on February 26, 1998.

*** Incorporating by reference the relevant disclosure from Exhibits (1) and (2).

**** Filed as an exhibit to Post-Effective Amendment No. 23 filed with the SEC on March 1, 2000.

***** Filed as an exhibit to Post-Effective Amendment No. 24 filed with the SEC on or about April 30, 2001.


Item 24.  Persons Controlled By Or Under Common Control With the Fund


SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of ten mutual funds: SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, SAFECO U.S. Value Fund, SAFECO U.S. Growth Fund and SAFECO Small Company Growth Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO U.S. Government Fund (formerly SAFECO GNMA Fund) and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of three mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Municipal Bond Fund, and SAFECO California Tax-Free Income Fund. The SAFECO Money Market Trust consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: SAFECO Managed Bond Fund. The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio, Small Company Value Portfolio, Bond Portfolio and Money Market Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and SAFECO Financial Products, Inc., both Washington Corporations, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc, both Washington corporations, SAFECO Management Corporation, a New York corporation and SAFECO Insurance Company of Oregon, an Oregon corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas and SAFECO General Agency, Inc. both Texas corporations, Financial Institutional Solutions, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of S.C. Bellevue, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.
All subsidiaries are included in consolidated financial statements. In addition, SAFECO Life Insurance Company files a separate financial statement, in connection with its issuance of registered products.

ITEM 25.  INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER

The investment adviser to the Registrant, SAM, serves as an adviser to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of Registrant and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) SAFECO Securities, Inc., the principal underwriter for each class of each series of Registrant, acts also as the principal underwriter for each class of each series of SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust,SAFECO Managed Bond Trust and SAFECO Common Stock Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for the sale of variable annuity (SAFECO Resource Variable Account B, SAFECO Separate Account C and SAFECO Deferred Variable Annuity Account) and variable universal life insurance policies (SAFECO Separate Account SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.


(c) Inapplicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170, maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington 98101, maintains physical possession of all trades and certain other information relating to the Registrant. SAFECO Asset Management Company maintains certain Registrant accounting and administrative records at 10865 Willows Rd. NE, Redmond, WA 98052. The Registrant's Principal Underwriter, SAFECO Securities Inc., maintains physical possession of records relating to the distribution of shares at 10865 Willows Rd. NE, Redmond, WA 98052. The Registrant's Shareholder records and all other accounts, books or documents relating to the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, are maintained by SAFECO Services Corporation at 10865 Willows Rd. NE, Redmond, WA 98052.


ITEM 29.  MANAGEMENT SERVICES

Inapplicable.


ITEM 30.  UNDERTAKINGS

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Seattle, and State of Washington on the 15th day of February, 2002.

                                                    SAFECO RESOURCE SERIES TRUST

                                                      By:  /s/  ROGER F. HARBIN
                                                          ---------------------
                                                      Roger F. Harbin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                                               Title                                          Date


/s/ROGER F. HARBIN                                 President and Trustee                          February 15, 2002
------------------                                 Principal Executive
Roger F. Harbin                                    Officer

RONALD L. SPAULDING*                               Vice President and                             February 15, 2002
--------------------                               Treasurer
Ronald L. Spaulding

/s/ DAVID H. LONGHURST                             Vice President, Controller                     February 15, 2002
-----------------------                            and Assistant Secretary
David H. Longhurst

/s/RANDALL H. TALBOT                               Chairman and Trustee                           February 15, 2002
----------------------
 Randall H. Talbot

BARBARA J. DINGFIELD*                              Trustee                                        February 15, 2002
-------------------------
Barbara J. Dingfield

RICHARD E. LUNDGREN*                               Trustee                                        February 15, 2002
------------------------
Richard E. Lundgren

LARRY L. PINNT*                                    Trustee                                        February 15, 2002
-----------------------
Larry L. Pinnt

JOHN W. SCHNEIDER*                                 Trustee                                        February 15, 2002
 ------------------
John W. Schneider





                                                     *By      /s/ RANDALL H. TALBOT
                                                              ---------------------
                                                     Randall H. Talbot, Attorney-in-Fact
